As filed with the Securities and Exchange Commission on September 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03802

                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Cash Reserves
-------------------------------------
PRINCIPAL AMOUNT                                                                                  RATING                    VALUE tt
($000's omitted)                                                                              Moody's     S&P       ($000's omitted)
CERTIFICATES OF DEPOSIT (22.1%)
      13,000   Barclays Bank NY, Floating Rate Yankee CD, 3.29%, due 8/1/05                    P-1          A-1 +        13,000
      13,000   Branch Banking & Trust Corp., Domestic CD, 3.18%, due 8/9/05                    P-1          A-1          13,000
      10,000   Credit Suisse First Boston, Yankee CD, 3.50%, due 10/7/05                       P-1          A-1          10,000
      13,000   First Tennessee Bank, Domestic CD, 3.39%, due 9/21/05                           P-1          A-1          12,999
      13,000   Kredietbank NV, Yankee CD, 3.33%, due 8/16/05                                   P-1          A-1          13,000
       8,000   Royal Bank of Canada NY, Yankee CD, 3.36%, due 9/19/05                          P-1          A-1 +         7,999
      13,000   Svenska Handelsbanken AB, Yankee CD, 3.42%, due 9/13/05                         P-1          A-1 +        13,000
      13,000   Toronto Dominion Bank, Yankee CD, 3.40%, due 9/12/05                            P-1          A-1          13,000
                                                                                                                      ---------

               TOTAL CERTIFICATES OF DEPOSIT                                                                             95,998
                                                                                                                      ---------
COMMERCIAL PAPER(70.3%)
      13,000   American Honda Finance Corp., 3.20% & 3.33%, due 8/4/05 & 9/6/05                P-1          A-1          12,972
      10,000   Atlantic Asset Securitization Corp., 3.35%, due 8/19/05                         P-1          A-1           9,983
       8,900   AWB Harvest Finance, Inc., 3.40% & 3.41%, due 9/7/05 & 9/30/05                  P-1          A-1 +         8,865
       4,000   Banque Generale du Luxembourg, 3.43%, due 9/30/05                               P-1          A-1           3,977
       5,000   Blue Ridge Asset Funding, 3.48%, due 9/30/05                                    P-1          A-1           4,971
      13,000   BNP Paribas Finance, 3.45%, due 10/14/05                                        P-1          A-1 +        12,908
      13,000   Caisse d'Amortissement, 3.46%, due 10/11/05                                     P-1          A-1 +        12,911
      10,000   Calyon NA, Inc., 3.25%, due 9/6/05                                              P-1          A-1 +         9,968
      13,000   Danske Corp., 3.44% & 3.50%, due 10/12/05 & 10/19/05                            P-1          A-1 +        12,904
      13,000   Depfa Bank PLC, 3.19% & 3.35%, due 8/19/05                                      P-1          A-1 +        12,979
       6,000   DNB Norway Bank, 3.35%, due 9/29/05                                             P-1          A-1           5,967
      10,000   Edison Asset Securitization LLC, 3.30%, due 10/31/05                            P-1          A-1 +         9,917
       4,000   Fairway Finance Corp., 3.46%, due 10/6/05                                       P-1          A-1           3,975
      12,000   General Electric Capital Corp., 3.16%, due 8/15/05                              P-1          A-1 +        11,985
      13,000   Grampian Funding LLC, 3.53%, due 10/18/05 & 11/7/05                             P-1          A-1 +        12,897
      13,000   HBOS Treasury Services PLC, 3.51% & 3.52%, due 10/18/05 & 10/19/05              P-1          A-1 +        12,900
      13,000   ING America Insurance Holdings, Inc., 3.11% & 3.37%, due 8/1/05 & 8/24/05       P-1          A-1 +        12,989
       2,000   Ivory Funding Corp., 3.42%, due 9/30/05                                         P-1          A-1           1,989
       4,000   Jupiter Securitization Corp., 3.36%, due 8/22/05                                P-1          A-1           3,992
      12,354   Kitty Hawk Funding Corp., 3.29% & 3.38%, due 8/17/05 & 8/22/05                  P-1          A-1 +        12,332
      10,000   Park Avenue Receivables Corp., 3.27% & 3.40%, due 8/5/05 & 8/24/05              P-1          A-1           9,991
      13,000   Preferred Receivables Funding, 3.23%, due 8/29/05                               P-1          A-1          12,967
      13,000   Rabobank US Financial Corp., 3.34% & 3.48%, due 8/15/05 & 10/14/05              P-1          A-1 +        12,954
      13,600   Royal Bank of Scotland, 3.29% & 3.33%, due 9/1/05                               P-1          A-1 +        13,561
      13,000   Shell Finance, 3.36% & 3.50%, due 10/11/05 & 10/18/05                           P-1          A-1 +        12,904
      10,000   Thunder Bay Funding Inc., 3.30%, due 8/16/05                                    P-1          A-1           9,986
      13,000   Toyota Motor Credit Corp., 3.14%, due 8/15/05                                   P-1          A-1+         12,984
      12,000   UBS Finance (Delaware), Inc., 3.53%, due 11/14/05                               P-1          A-1+         11,877
       4,000   Wal-Mart Stores, Inc., 3.24%, due 8/9/05                                        P-1          A-1+          3,997
      11,000   Westpac Capital Corp., 3.40% & 3.50%, due 10/17/05 & 10/20/05                   P-1          A-1+         10,918
       2,000   Westpac Trust Securities Ltd., 3.32%, due 9/7/05                                P-1          A-1+          1,993
                                                                                                                      ---------

               TOTAL COMMERCIAL PAPER                                                                                   305,513
                                                                                                                      ---------
TIME DEPOSITS(3.0%)
      13,000   Sun Trust, Grand Cayman, Inc., 3.25%, due 8/1/05                                P-1          A-1 +        13,000
                                                                                                                      ---------
CORPORATE DEBT SECURITIES (3.9%)
       7,000   American Express Credit Corp., Floating Rate Senior Notes,
               3.58%, due 8/16/05                                                              P-1          A-1           7,011
      10,000   Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C,

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Cash Reserves cont'd
--------------------------------------------
PRINCIPAL AMOUNT
($000's omitted)                                                                                    RATING                  VALUE tt
                                                                                                Moody's     S&P     ($000's omitted)
               3.47%, due 8/17/05                                                              P-1          A-1          10,006
                                                                                                                      ---------
               TOTAL CORPORATE DEBT SECURITIES                                                                           17,017
                                                                                                                      ---------

REPURCHASE AGREEMENTS (0.9%)
      3,819   State Street Bank and Trust Co. Repurchase Agreement,
              3.10%, due 8/1/05, dated 7/29/05, Maturity Value $3,819,987,
              Collateralized by $3,940,000 FHLMC, 2.13%, due 11/15/05
              (Collateral Value $3,938,125)                                                                               3,819
                                                                                                                      ---------
              Total Investments (100.2%)                                                                                435,347
              Liabilities, less cash, receivables and other assets [(0.2%)]                                                (696)
                                                                                                                      ---------

               TOTAL NET ASSETS (100.0%)                                                                               $434,651
                                                                                                                      ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                     NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Government Money Fund
----------------------------------------------
PRINCIPAL AMOUNT                                                                                                       VALUE tt
($000's omitted)                                                                                               ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (11.3%)
    15,000    U.S. Treasury Bills, 2.83%, due 8/4/05                                                                   14,996
    20,000    U.S. Treasury Bills, 2.90%, due 9/1/05                                                                   19,950
    10,000    U.S. Treasury Bills, 3.18%, due 9/29/05                                                                   9,948
                                                                                                                   ----------
              TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT                44,894
                                                                                                                   ----------

U.S. GOVERNMENT AGENCY SECURITIES (85.7%)
    10,000    Fannie Mae, Disc. Notes, 3.11%, due 8/3/05                                                                9,998
    14,886    Fannie Mae, Disc. Notes, 3.10%, due 8/10/05                                                              14,875
    30,000    Fannie Mae, Disc. Notes, 3.16% - 3.18%, due 8/15/05                                                      29,963
    12,000    Fannie Mae, Disc. Notes, 3.11%, due 8/17/05                                                              11,983
     6,263    Fannie Mae, Disc. Notes, 3.25%, due 8/31/05                                                               6,246
    10,000    Fannie Mae, Floating Rate Notes, 3.37%, due 8/29/05                                                      10,000
     2,900    Federal Farm Credit Bank, Disc. Notes, 3.15%, due 9/22/05                                                 2,887
    19,000    Federal Farm Credit Bank, Disc. Notes, 3.30% & 3.33%, due 9/28/05                                        18,899
    13,950    Federal Farm Credit Bank, Disc. Notes, 3.31%, due 9/30/05                                                13,873
     4,800    Federal Home Loan Bank, Disc. Notes, 3.00%, due 8/3/05                                                    4,799
     5,000    Federal Home Loan Bank, Disc. Notes, 3.05%, due 8/5/05                                                    4,998
     7,000    Federal Home Loan Bank, Disc. Notes, 3.19%, due 8/10/05                                                   6,995
     6,000    Federal Home Loan Bank, Disc. Notes, 3.09%, due 8/17/05                                                   5,992
     7,500    Federal Home Loan Bank, Disc. Notes, 3.23%, due 8/19/05                                                   7,488
    10,000    Federal Home Loan Bank, Disc. Notes, 3.14%, due 8/26/05                                                   9,978
    15,000    Federal Home Loan Bank, Disc. Notes, 3.25%, due 9/7/05                                                   14,950
    14,000    Federal Home Loan Bank, Disc. Notes, 3.27% & 3.34%, due 9/9/05                                           13,950
    10,000    Federal Home Loan Bank, Disc. Notes, 3.17%, due 9/30/05                                                   9,947
    19,000    Federal Home Loan Bank, Disc. Notes, 3.48%, due 10/19/05                                                 18,855
    11,400    Freddie Mac, Disc. Notes, 3.06% & 3.09%, due 8/1/05                                                      11,400
    10,000    Freddie Mac, Disc. Notes, 3.03%, due 8/9/05                                                               9,993
    10,000    Freddie Mac, Disc. Notes, 3.08%, due 8/16/05                                                              9,987
    40,000    Freddie Mac, Disc. Notes, 3.06% & 3.10%, due 8/23/05                                                     39,925
     4,650    Freddie Mac, Disc. Notes, 3.25%, due 9/7/05                                                               4,634
    15,000    Freddie Mac, Disc. Notes, 3.17%, due 9/19/05                                                             14,935
    14,156    Freddie Mac, Disc. Notes, 3.32%, due 9/27/05                                                             14,082
     8,650    Freddie Mac, Disc. Notes, 3.43%, due 10/24/05                                                             8,581
    10,000    Freddie Mac, Disc. Notes, 3.49%, due 11/8/05                                                              9,904
                                                                                                                   ----------
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                 340,117
                                                                                                                   ----------

REPURCHASE AGREEMENTS (3.3%)
    12,995    State Street Bank and Trust Co. Repurchase Agreement, 3.10%, due
              8/1/05, dated 7/29/05, Maturity Value $12,998,357, Collateralized by $13,395,000 FHLMC, 2.13%, due 11/15/05 (Collateral Value
              $13,388,624)                                                                                             12,995
                                                                                                                   ----------
              TOTAL INVESTMENTS (100.3%)                                                                              398,006

              Liabilities, less cash, receivables and other assets [(0.3%)]                                            (1,085)
                                                                                                                   ----------
              TOTAL NET ASSETS (100.0%)                                                                              $396,921
                                                                                                                   ----------


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                         NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS High Income Bond Fund
----------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING                    VALUE t
($000's omitted)                                                                        Moody's     S&P       ($000's omitted)
CORPORATE DEBT SECURITIES (96.4%)
   $ 2,500    Abitibi-Consolidated, Inc., Notes, 6.95%, due 4/1/08                        Ba3       BB -               $ 2,512
     1,175    Abitibi-Consolidated, Inc., Notes, 8.55%, due 8/1/10                        Ba3       BB -                 1,234
     8,000    AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                         Ba3        B +                 8,860 **
     5,750    Airgas, Inc., Senior Subordinated Notes, 9.13%, due 10/1/11                 Ba2       BB -                 6,224 oo
     6,275    Alderwoods Group, Inc., Guaranteed Notes, 7.75%, due 9/15/12                B2         B                   6,636
     4,000    Alliant Techsystems, Inc., Senior Subordinated Notes, 8.50%,
              due 5/15/11                                                                 B2         B                   4,240
     4,075    Allied Waste North America, Inc., Guaranteed Notes, Ser. B,
              8.88%, due 4/1/08                                                           B2        BB -                 4,299
     3,125    Allied Waste North America, Inc., Guaranteed Senior Secured
              Notes, Ser. B, 9.25%, due 9/1/12                                            B2        BB -                 3,410
     5,325    Amerada Hess Corp., Notes, 6.65%, due 8/15/11                               Ba1       BBB -                5,783
     2,000    American Towers, Inc., Guaranteed Notes, 7.25%, due 12/1/11                 B2         B +                 2,105
     5,875    Amerigas Partners L.P., Senior Unsecured Notes, 7.25%, due
              5/20/15                                                                     B2        BB -                 6,227 **
     7,575    AMETEK, Inc., Senior Notes, 7.20%, due 7/15/08                             Baa3       BBB                  8,025
     8,725    Arch Western Finance Corp., Senior Notes, 6.75%, due 7/1/13                 Ba3       BB -                 8,965
     4,250    Arvin Industries, Inc., Senior Notes, 6.75%, due 3/15/08                    Ba2        BB                  4,261
     7,325    Aviall, Inc., Senior Notes, 7.63%, due 7/1/11                               B1         BB                  7,728
     5,325    BCP Crystal Holdings Corp., Senior Subordinated Notes,
              9.63%, due 6/15/14                                                          B3         B -                 6,017
     4,175    Bombardier Recreational Products, Senior Subordinated Notes,
              8.38%, due 12/15/13                                                         B3         B                   4,509
     5,000    BoWater Canada Finance Corp., Guaranteed Notes, 7.95%, due
              11/15/11                                                                    Ba3        BB                  5,300
     4,375    Case New Holland, Inc., Guaranteed Notes, 6.00%, due 6/1/09                 Ba3       BB -                 4,320
     2,750    Case New Holland, Inc., Guaranteed Notes, 9.25%, due 8/1/11                 Ba3       BB -                 2,977
     5,125    Charter Communications Operating LLC, Senior Notes, 8.00%,
              due 4/30/12                                                                 B2         B -                 5,202 **
     6,125    Chesapeake Energy Corp., Senior Notes, 7.50%, due 9/15/13                   Ba3       BB -                 6,623
     2,825    Chesapeake Energy Corp., Senior Notes, 7.00%, due 8/15/14                   Ba3       BB -                 3,005
     5,500    Chiquita Brands International, Senior Notes, 7.50%, due
              11/1/14                                                                     B3         B -                 5,335
     2,500    CITGO Petroleum Corp., Senior Notes, 7.88%, due 5/15/06                     Ba1        BB                  2,550
     3,875    CITGO Petroleum Corp., Senior Notes, 6.00%, due 10/15/11                    Ba1        BB                  3,894
     6,000    CMS Energy Corp., Senior Notes, 8.90%, due 7/15/08                          B1         B +                 6,540 oo
     3,000    CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                           B1         B +                 3,240
     5,750    Compass Minerals Group, Inc., Senior Subordinated Notes,
              10.00%, due 8/15/11                                                         B3         B -                 6,296
     6,075    Constellation Brands, Inc., Guaranteed Senior Subordinated
              Notes, Ser.  B, 8.13%, due 1/15/12                                          Ba3        B +                 6,500
     4,125    Coventry Health Care, Inc., Senior Notes, 8.13%, due 2/15/12                Ba1       BBB -                4,414
     8,875    CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09                B1        BB -                 9,141
     6,000    D. R. Horton, Inc., Guaranteed Senior Notes, 8.50%, due
              4/15/12                                                                     Ba1       BB +                 6,549
     4,525    Dana Corp., Notes, 6.50%, due 3/1/09                                        Ba2       BBB -                4,488
     6,250    Dean Foods Co., Senior Notes, 6.63%, due 5/15/09                            Ba2       BB -                 6,562 ++
     2,625    Dole Foods Co., Inc., Debentures, 8.75%, due 7/15/13                        B2         B +                 2,901
     2,250    Dole Foods Co., Inc., Senior Notes, 8.63%, due 5/1/09                       B2         B +                 2,419
     4,250    Dresser, Inc., Guaranteed Senior Subordinated Notes, 9.38%,
              due 4/15/11                                                                 B2         B -                 4,463
     1,925    Edison Mission Energy, Senior Notes, 10.00%, due 8/15/08                    B1         B +                 2,146
     4,250    Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11                     B1         B +                 5,005
     6,250    El Paso Natural Gas Co., Senior Notes, Ser. A, 7.63%, due
              8/1/10                                                                      B1         B                   6,579

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS High Income Bond Fund cont'd
-----------------------------------------------------
PRINCIPAL AMOUNT                                                                              RATING                    VALUE t
($000's omitted)                                                                        Moody's     S&P       ($000's omitted))
     6,525    Entercom Radio/Capital, Guaranteed Senior Notes, 7.63%, due
              3/1/14                                                                      Ba2        B +                 6,827
     4,875    Enterprise Products Operating L.P., Guaranteed Senior Notes,
              7.50%, due 2/1/11                                                          Baa3       BB +                 5,400
     7,575    Entravision Communications Corp., Guaranteed Notes, 8.13%,
              due 3/15/09                                                                 B3         B -                 7,906
     3,000    ERICO International Corp., Senior Subordinated Notes, 8.88%,
              due 3/1/12                                                                  B3         B -                 3,120
     5,325    Evergreen Resources, Inc., Senior Subordinated Notes, 5.88%
              due 3/15/12                                                                Baa3       BBB -                5,364
     5,000    Felcor Lodging L.P., Senior Floating Rate Notes, 6.87%, due
              6/1/11                                                                      B1         B -                 5,213
     5,425    Ferrellgas L.P., Senior Notes, 8.75%, due 6/15/12                           B2         B -                 5,588
     2,175    Ferrellgas L.P., Senior Notes, 6.75%, due 5/1/14                            Ba3        B +                 2,148
     5,575    Fisher Scientific International, Inc., Senior Subordinated
              Notes, 6.13%, due 7/1/15                                                    Ba3       BB +                 5,603 **
     3,750    Flowserve Corp., Guaranteed Senior Subordinated Notes,
              12.25%, due 8/15/10                                                         B2         B                   3,994
     5,000    Ford Motor Credit Co., Notes, 6.50%, due 1/25/07                           Baa2       BB +                 5,052
     7,125    Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08                          Ba3       BB -                 7,624
     8,825    Freescale Semiconductor, Senior Notes, 6.88%, due 7/15/11                   Ba2       BB +                 9,310
     4,125    General Cable Corp., Senior Notes, 9.50%, due 11/15/10                      B2         B                   4,290
     3,250    General Motors Acceptance Corp., Floating Rate Notes, 4.51%,
              due 10/17/05                                                               Baa2        BB                  3,214
     4,375    General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07                  Baa2        BB                  4,399
     2,575    Georgia Gulf Corp., Notes, 7.63%, due 11/15/05                              Ba2       BBB -                2,588
     8,125    Georgia Gulf Corp., Senior Notes, 7.13%, due 12/15/13                       Ba3       BB -                 8,511
     5,775    Georgia Pacific Corp., Senior Notes, 7.38%, due 7/15/08                     Ba2       BB +                 6,107
     3,875    Grant Prideco, Inc., Senior Unsecured Notes, 6.13%, due
              8/15/15                                                                     Ba2        BB                  3,953 **
     3,875    Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, due
              7/15/14                                                                     B2        BB -                 4,112
     4,000    Hanover Equipment Trust 2001 A, Senior Secured Notes, Ser.
              A, 8.50%, due 9/1/08                                                        B2         B +                 4,170
     3,250    Hanover Equipment Trust 2001 B, Senior Secured Notes, Ser.
              B, 8.75%, due 9/1/11                                                        B2         B +                 3,469
     4,275    HCA, Inc., Notes, 5.50%, due 12/1/09                                        Ba2       BB +                 4,256
     3,250    HCA, Inc., Notes, 6.30%, due 10/1/12                                        Ba2       BB +                 3,303
     5,250    Hines Nurseries, Inc., Senior Notes, 10.25%, due 10/1/11                    B3          B                  5,486
     8,000    Host Marriott L.P., Senior Notes, Ser. M, 7.00%, due 8/15/12                Ba3        B +                 8,290
     5,875    IMC Global, Inc., Guaranteed Senior Notes, Ser. B, 10.88%,
              due 6/1/08                                                                  Ba3        BB                  6,668
     7,125    INVISTA, Notes, 9.25%, due 5/1/12                                           B1         B +                 7,846 **
     2,500    Jafra Cosmetics, Senior Subordinated Notes, 10.75%, due
              5/15/11                                                                     B3         B -                 2,800
     2,500    Jefferson Smurfit Corp., Guaranteed Senior Notes, 8.25%, due
              10/1/12                                                                     B2         B                   2,519
     5,650    K. Hovnanian Enterprises, Guaranteed Notes, 6.00%, due
              1/15/10                                                                    Ba2         B +                 5,594
     3,525    KB Home, Notes, 6.38%, due 8/15/11                                         Ba1        BB +                 3,668
     4,375    KB Home, Senior Subordinated Notes, 8.63%, due 12/15/08                    Ba2        BB -                 4,767
     3,125    Kennametal, Inc., Senior Notes, 7.20%, due 6/15/12                        Baa3        BBB                  3,428
     1,500    Kerr-McGee Corp., Secured Notes, 6.88%, due 9/15/11                        Ba3        BB +                 1,607
     1,750    Kerr-McGee Corp., Secured Notes, 7.00%, due 11/1/11                        Ba3        BB +                 1,750
     7,675    L-3 Communications Corp., Guaranteed Senior Subordinated
              Notes, 7.63%, due 6/15/12                                                  Ba3        BB +                 8,212

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS High Income Bond Fund cont'd
-----------------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING                    VALUE t
($000's omitted)                                                                        Moody's     S&P       ($000's omitted)

     8,000    Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13                    Ba3          B                   8,500
     5,250    Las Vegas Sands Corp., Guaranteed Notes, 6.38%, due  2/15/15               B2          B                   5,145
     4,125    Lear Corp., Guaranteed Senior Notes, Ser. B, 8.11%, due
              5/15/09                                                                   Ba2        BBB -                 4,275
     5,875    LIN Television Corp., Senior Subordinated Notes, 6.50%, due
              5/15/13                                                                    B1          B                   5,669
     5,000    Lousiana Pacific Corp., Senior Notes, 8.88%, due 8/15/10                 Baa3        BBB -                 5,615
     3,750    Lyondell Chemical Co., Guaranteed Senior Notes, 9.50%, due
              12/15/08                                                                   B1        BB -                  3,980
     3,225    Lyondell Chemical Co., Guaranteed Senior Notes, 10.50%, due
              6/1/13                                                                     B1        BB -                  3,725
     4,575    MCI, Inc., Senior Notes, 7.69%, due 5/1/09                                 B2         B +                  4,769
     5,325    Meditrust, Notes, 7.00%, due 8/15/07                                      Ba3        BB -                  5,471
     2,500    MGM Mirage, Inc., Guaranteed Senior Notes, 8.50%, due
              9/15/10                                                                   Ba2        BB                    2,756
     6,950    MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09                    Ba2        BB                    6,967
     5,175    Millar Western Forest, Senior Notes, 7.75%, due 11/15/13                   B2         B +                  4,916
     5,000    Mohegan Tribal Gaming Authority, Senior Subordinated Notes,
              8.00%, due 4/1/12                                                         Ba3         B +                  5,344
     5,750    Moog, Inc., Senior Subordinated Notes, 6.25%, due 1/15/15                 Ba3         B +                  5,807
     4,875    MSW Energy Holdings LLC, Guaranteed Senior Secured Notes,
              Ser. B, 7.38%, due 9/1/10                                                 Ba3        BB -                  5,070
     2,750    Mylan Laboratories, Inc., Senior Notes, 5.75%, due 8/15/10                Ba1        BB +                  2,743 **
     5,125    Mylan Laboratories, Inc., Senior Notes, 6.38%, due 8/15/15                Ba1        BB +                  5,138 **
     8,425    Nalco Co., Senior Notes, 7.75%, due 11/15/11                               B2         B -                  8,962
     6,625    Navistar International Corp., Senior Notes, 7.50%, due
              6/15/11                                                                   Ba3        BB -                  6,840
     2,250    Nevada Power Co., General Refunding Mortgage Notes, Ser. E,
              10.88%, due 10/15/09                                                      Ba2                              2,526
     4,500    Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11                 Ba2        BB +                  4,928
     3,525    Newfield Exploration Co., Senior Subordinated Notes, 8.38%,
              due 8/15/12                                                               Ba3        BB -                  3,842
     7,500    Nextel Communications, Inc., Senior Notes, 6.88%, due
              10/31/13                                                                  Ba3        BB                    8,016
     6,500    Norampac, Inc., Senior Notes, 6.75%, due 6/1/13                           Ba2        BB +                  6,630
     7,125    Norske Skog Canada, Ltd., Guaranteed Senior Notes, Ser. D,
              8.63%, due 6/15/11                                                        Ba3        BB -                  7,374 ++
     1,250    Nortel Networks Corp., Guaranteed Notes, 7.40%, due 6/15/06                B3         B -                  1,266
     6,825    Novelis, Inc., Senior Notes, 7.25%, due 2/15/15                            B1          B                   6,979 **
     7,875    NRG Energy, Inc., Secured Notes, 8.00%, due 12/15/13                       B1          B                   8,426 **
     2,750    NVR, Inc., Senior Notes, 5.00%, due 6/15/10                               Baa3        BBB -                2,711
     2,525    OMEGA Healthcare Investors, Inc., Notes, 6.95%, due 8/1/07                 B1        BB -                  2,550
     6,650    Omnicare, Inc., Guaranteed Notes, Ser.B, 8.13%, due                       Ba2        BB +                  6,991
              3/15/11
     6,275    Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due
              7/15/11                                                                   Ba3        BB -                  6,699
     3,325    Owens-Brockway Glass Container, Inc., Guaranteed Senior
              Notes, 8.88%, due 2/15/09                                                  B1        BB -                  3,516
     6,125    Owens-Brockway Glass Container, Inc., Guaranteed Senior
              Notes, 8.25%, due 5/15/13                                                  B2          B                   6,623
     5,750    Peabody Energy Corp., Guaranteed Senior Notes, Ser. B,
              6.88%, due 3/15/13                                                        Ba3        BB -                  6,095
     2,000    Pilgrim's Pride Corp., Guaranteed Senior Notes, 9.63%, due
              9/15/11                                                                   Ba2        BB -                  2,180
     2,500    Pilgrim's Pride Corp., Senior Subordinated Notes, 9.25%, due
              11/15/13                                                                  Ba3         B +                  2,806
     5,750    Plains E&P Co., Senior Notes, 7.13%, due 6/15/14                          Ba2        BB -                  6,210

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS High Income Bond Fund cont'd
-----------------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING                    VALUE t
($000's omitted)                                                                        Moody's     S&P        ($000's omitted)

     8,000    Pogo Producing Co., Senior Subordinated Notes, Ser. B,
              8.25%, due 4/15/11                                                        Ba3        BB                    8,460
     6,000    Pride International, Inc., Senior Notes, 7.38%, due 7/15/14               Ba2        BB -                  6,585
     5,000    PSE&G Energy Holdings, Inc., Notes, 7.75%, due 4/16/07                    Ba3        BB -                  5,188
     7,575    Radio One, Inc., Guaranteed Senior Notes, 8.88%, due 7/1/11                B2          B                   8,115
     4,875    Reliant Energy, Inc., Secured Notes, 6.75%, due 12/15/14                   B1        B +                   4,802
     4,775    Rogers Cable, Inc., Secured Notes, 7.88%, due 5/1/12                      Ba3        BB +                  5,217
     5,250    Rogers Wireless, Inc., Secured Notes, 7.25%, due  12/15/12                Ba3        BB                    5,631
     3,000    Ryland Group, Inc., Senior Notes, 5.38%, due 6/1/08                       Baa3       BBB -                 3,034
     7,725    Salem Communications Holding Corp., Guaranteed Senior
              Subordinated Notes, Ser. B, 9.00%, due 7/1/11                              B2        B -                   8,246
     7,875    Scotts Co., Senior Subordinated Notes, 6.63%, due  11/15/13               Ba2        B +                   8,111
     8,075    Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08                       B1        BB -                  8,741
     6,000    Service Corp. International, Senior Notes, 7.70%, due
              4/15/09                                                                   Ba2         BB                   6,420
     3,375    Sierra Pacific Power Co., General Refunding Mortgage Notes,
              6.25%, due 4/15/12                                                        Ba2         BB                   3,527
     7,125    Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11                   Ba2         BB                   7,463
     4,500    Southern Star Central Corp., Senior Secured Notes, 8.50%,
               due 8/1/10                                                                B1         B +                  4,883
     8,575    Speedway Motorsports, Inc., Senior Subordinated Notes,
              6.75%, due 6/1/13                                                         Ba2         B +                  8,854
     5,750    Standard Pacific Corp., Senior Notes, 6.50%, due                          Ba2         BB                   5,865
              10/1/08
     3,175    Starwood Hotels & Resorts, Worldwide, Inc., Guaranteed
              Senior Notes, 7.88%, due 5/1/12                                           Ba1        BB +                  3,556
     6,125    Steinway Musical Instruments, Guaranteed Notes, 8.75%, due
              4/15/11                                                                   Ba3         B +                  6,447
     5,000    Stena AB, Senior Notes, 9.63%, due 12/1/12                                Ba3        BB -                  5,506
     4,725    Stewart Enterprises, Senior Notes, 6.25%, due 2/15/13                      B1        BB -                  4,625 **
     6,125    Stone Container Corp., Senior Notes, 9.75%, due 2/1/11                     B2        B                     6,439
     5,075    Sungard Data Systems, Inc., Senior Unsecured Notes,  9.13%,
              due 8/15/13                                                                B3        B -                   5,278 o**
     5,750    Tembec Industries, Inc., Guaranteed Notes, 8.63%, due
              6/30/09                                                                    B3          B                   4,873
     1,750    Tembec Industries, Inc., Guaranteed Senior Notes,  8.50%, due
              2/1/11                                                                     B3          B                   1,400
     4,000    Tenet Healthcare Corp., Senior Notes, 6.38%, due 12/1/11                   B3          B                   3,800
     3,250    Tenet Healthcare Corp., Senior Notes, 9.25%, due 2/1/15                    B3          B                   3,347 **
     4,875    Texas Industries, Inc., Senior Notes, 7.25%, due  7/15/13                 Ba3        BB -                  5,143 **
     8,000    Toll Corp., Senior Subordinated Notes, 8.25%, due  12/1/11                Ba2        BB +                  8,620 ++
     2,875    Transcontinental Gas Pipe Line Corp., Notes, Ser. B,  7.00%,
              due 8/15/11                                                               Ba2         B +                  3,141
     5,000    Triad Hospitals, Inc., Senior Notes, 7.00%, due 5/15/12                    B2         B +                  5,225
     6,175    TXU Corp., Notes, 4.80%, due 11/15/09                                     Ba1        BB +                  6,052 **
     4,250    Unisys Corp., Senior Notes, 6.88%, due 3/15/10                            Ba1        BB +                  4,208
     5,875    Valmont Industries, Inc., Guaranteed Notes, 6.88%, due
              5/1/14                                                                    Ba3         B +                  5,934
     5,075    Ventas Realty Corp., Senior Notes, 7.13%, due 6/1/15                      Ba3        BB                    5,367 **
     6,650    Vintage Petroleum Inc., Senior Notes, 8.25%, due 5/1/12                   Ba3        BB -                  7,207
     3,875    Vought Aircraft Industries, Inc., Senior Notes, 8.00%, due
              7/15/11                                                                    B2         B -                  3,836
     4,125    VWR International, Inc., Senior Notes, 6.88%, due                          B3         B -                  4,053
              4/15/12
     2,000    Warnaco, Inc., Senior Notes, 8.88%, due 6/15/13                            B1        BB -                  2,200
     4,875    Warner Music Group, Senior Subordinated Notes, 7.38%, due
              4/15/14                                                                    B3         B -                  5,033
     2,500    Western Oil Sands, Inc., Secured Notes, 8.38%, due 5/1/12                 Ba2        BB +                  2,891

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS High Income Bond Fund cont'd
-----------------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING                 VALUE t
($000's omitted)                                                                        Moody's     S&P     ($000's omitted)

     6,000    Williams Cos., Inc., Notes, 8.13%, due 3/15/12                             B1         B +               6,900
     5,875    Xerox Corp., Senior Notes, 6.88%, due 8/15/11                             Ba2        BB -               6,139
                                                                                                                  ---------
              TOTAL CORPORATE DEBT SECURITIES (COST $824,191)                                                       830,062
                                                                                                                  ---------
CONVERTIBLE BONDS (2.0%)
     3,325    Agere Systems, Unsecured Notes, 6.50%, due 12/15/09                        B3          B                3,334
     1,425    Amazon.Com, Inc., Notes, Ser. A, 4.75%, due 2/1/09                         B3         B -               1,375
     5,875    Fairchild Semiconductor, Inc., Senior Subordinated Notes,
              5.00%, due 11/1/08                                                                     B                5,765
     7,125    Nortel Networks Corp., Notes, 4.25%, due 9/1/08                            B3         B -               6,653
                                                                                                                  ---------
              TOTAL CONVERTIBLE BONDS (COST $17,474)                                                                 17,127
                                                                                                                  ---------
REPURCHASE AGREEMENTS (0.9%)
     7,370    State Street Bank and Trust Co. Repurchase Agreement, 3.10%,
              due 8/1/05, dated 7/29/05, Maturity Value $7,371,904,
              Collateralized by $7,545,000 Fannie Mae, 2.88%, due 10/15/05
              (Collateral Value $7,593,280) (COST $7,370)                                                             7,370 #
                                                                                                                  ---------

NUMBER OF SHARES
SHORT-TERM INVESTMENTS (1.1%)
 9,799,050    Neuberger Berman Securities Lending Quality Fund, LLC
              (COST $9,799)                                                                                           9,799 #(cent)
                                                                                                                  ---------

WARRANTS (0.0%)
       500    Dayton Superior Corp.                                                                                       - *
    22,136    Reliant Resources, Inc.                                                                                     - *
       625    XM Satellite Radio, Inc.                                                                                    - *
                                                                                                                  ---------

              TOTAL WARRANTS (COST $0)                                                                                    -
                                                                                                                  ---------

              TOTAL INVESTMENTS (100.4%) (COST $858,834)                                                            864,358 ##


              Liabilities, less cash, receivables
                 and other assets [(0.4%)]                                                                           (3,487)
                                                                                                                  ---------

              TOTAL NET ASSETS (100.0%)                                                                            $860,871
                                                                                                                  ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Fund
---------------------------------------------------

PRINCIPAL AMOUNT                                                                                      RATING             VALUE t
($000's omitted)                                                                              Moody's     S&P    ($000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (6.3%)
     1,100       U.S. Treasury Notes, 2.25%, due 4/30/06                                       TSY        TSY          1,087
     5,000       U.S. Treasury Notes, 3.63%, due 4/30/07                                       TSY        TSY          4,969
     5,100       U.S. Treasury Notes, 3.13%, due 10/15/08                                      TSY        TSY          4,954 oo
                                                                                                                 -----------
                 TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE
                 U.S. GOVERNMENT (COST $11,074)                                                                       11,010
                                                                                                                 -----------
U.S. GOVERNMENT AGENCY SECURITIES (17.7%)
     4,400       Fannie Mae, Notes, 5.25%, due 4/15/07                                         AGY        AGY          4,476
    12,985       Federal Home Loan Bank, Bonds, 2.88%, due 8/15/06                             AGY        AGY         12,824
    13,835       Freddie Mac, Notes, 3.75%, due 4/15/07                                        AGY        AGY         13,741
                                                                                                                 -----------

                 TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $31,268)                                               31,041
                                                                                                                 -----------
MORTGAGE-BACKED SECURITIES (0.4%)
FANNIE MAE
       229       Collateralized Mortgage Obligations, Planned Amortization
                 Certificates, Ser. 2003-16, Class PA, 4.50%, due 11/25/09                     AGY        AGY            229
FREDDIE MAC
        25       ARM Certificates, 2.88%, due 1/1/17                                           AGY        AGY             25
       278       Pass-Through Certificates, 5.00%, due 2/1/07                                  AGY        AGY            280
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
         7       Pass-Through Certificates, 7.50%, due 10/15/09 - 8/15/10                      AGY        AGY              7
        62       Pass-Through Certificates, 7.00%, due 4/15/11                                 AGY        AGY             65
        33       Pass-Through Certificates, 12.00%, due 12/15/12 - 5/15/14                     AGY        AGY             38
                                                                                                                 -----------

                 TOTAL MORTGAGE-BACKED SECURITIES (COST $642)                                                            644
                                                                                                                 -----------
CORPORATE DEBT SECURITIES (44.0%)
     1,950       American Express, Notes, 5.50%, due 9/12/06                                   A1         A+           1,972
     1,310       AT&T Wireless Services, Inc., Senior Notes, 7.35%, due
                 3/1/06                                                                        Baa2       A            1,333
     2,400       Bank of America Corp., Senior Notes, 3.88%, due 1/15/08                       Aa2        AA-          2,371
     1,745       Bank of New York Co., Inc., Senior Notes, 5.20%, due 7/1/07                   Aa3        A+           1,766
     1,800       Bear Stearns Co., Inc., Notes, 4.00%, due 1/31/08                             A1         A            1,779
     2,000       Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07                          Aaa        AAA          1,962
     1,750       Boeing Capital Corp., Senior Notes, 5.75%, due 2/15/07                        A3         A            1,785
     1,900       Caterpillar Financial Services Corp., Notes, 2.59%, due
                 7/15/06                                                                       A2         A            1,871
       960       Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07                  A1         A            1,004
     2,000       CIT Group, Inc., Senior Notes, 4.13%, due 2/21/06                             A2         A            2,001
     3,500       Citigroup Inc., Notes, 5.00%, due 3/6/07                                      Aa1        AA-          3,539
     2,000       Coca-Cola Enterprises, Notes, 5.38%, due 8/15/06                              A2         A            2,015
     1,675       Comcast Cable Communications, Notes, 8.38%, due 5/1/07                        Baa2       BBB+         1,782
     2,235       Credit Suisse First Boston USA, Inc., Notes, 5.88%, due
                 8/1/06                                                                        Aa3        A+           2,272
     1,300       Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes,
                 4.05%, due 6/4/08                                                             A3         BBB          1,273
     1,950       Diageo Finance BV, Guaranteed Notes, 3.00%, due 12/15/06                      A2         A            1,907
       715       Enterprise Products Operating, Senior Notes, 4.00%, due
                 10/15/07                                                                      Baa3       BB+            703
       745       Ford Motor Credit Co., Notes, 6.50%, due 1/25/07                              Baa2       BB+            753
     3,600       General Electric Capital Corp., Notes, 3.50%, due 5/1/08                      Aaa        AAA          3,513
       400       General Motors Acceptance Corp., Notes, 6.13%, due 9/15/06                    Baa2       BB             403

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Fund cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT                                                                                RATING             VALUE t
($000's omitted)                                                                           Moody's     S&P    ($000's omitted)

       540       General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07                  Baa2       BB                543
     2,400       Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08                       Aa3        A+              2,381
     1,950       Hewlett-Packard Co., Senior Notes, 5.50%, due 7/1/07                       A3         A-              1,988
     1,900       HSBC Finance Corp., Notes, 5.75%, due 1/30/07                              A1         A               1,938
     1,900       International Lease Finance Corp., Notes, 5.75%, due 2/15/07               A1         AA-             1,930
     1,630       John Deere Capital Corp., Notes, 5.13%, due 10/19/06                       A3         A-              1,646
     1,300       Kraft Foods, Inc., Notes, 4.63%, due 11/1/06                               A3         BBB+            1,304
     1,200       Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07                       Baa3       BBB             1,242
     2,400       Merrill Lynch & Co., Medium-Term Notes, 6.13%, due 5/16/06                 Aa3        A+              2,433
     2,235       Morgan Stanley, Bonds, 5.80%, due 4/1/07                                   Aa3        A+              2,283
     1,900       National Rural Utilities Collateral Trust, 6.00%, due 5/15/06              A1         A+              1,926
     2,200       SBC Communications, Inc., Notes, 5.75%, due 5/2/06                         A2         A               2,225
     1,000       Sprint Capital Corp., Guaranteed Notes, 6.00%, due 1/15/07                 Baa3       BBB-            1,019
     1,950       Target Corp., Notes, 3.38%, due 3/1/08                                     A2         A+              1,904
     1,650       Time Warner, Inc., Notes, 7.25%, due 9/1/08                                Baa1       BBB+            1,773
     1,850       Toyota Motor Credit Corp., Medium Term Notes, 2.70%, due 1/30/07           Aaa        AAA             1,805
     1,250       Union Bank Switzerland-NY, Subordinated Notes, 7.25%, due 7/15/06          Aa3        AA              1,276
       950       Univision Communications, Inc., Guaranteed Notes, 3.50%, due 10/15/07      Baa2       BBB-              923
     1,800       US Bank N.A., Notes, 2.85%, due 11/15/06                                   Aa1        AA-             1,764
     1,800       Verizon Global Funding Corp., Notes, 4.00%, due 1/15/08                    A2         A+              1,782
     1,800       Verizon Wireless Capital, Notes, 5.38%, due 12/15/06                       A3         A+              1,825
     2,300       Wachovia Corp., Notes, 4.95%, due 11/1/06                                  Aa3        A+              2,313
     1,750       Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07                  A3         A-              1,778
     1,000       Weyerhaeuser Co., Notes, 6.00%, due 8/1/06                                 Baa2       BBB             1,015
                                                                                                                 -----------

                 TOTAL CORPORATE DEBT SECURITIES (COST $78,030)                                                       77,020
                                                                                                                 -----------
FOREIGN GOVERNMENT SECURITIES^ (3.8%)
EUR  3,600       Bundesobligation, 3.50%, due 10/10/08                                      Aaa        AAA             4,512
EUR  1,810       Bundesobligation, 3.25%, due 4/17/09                                       Aaa        AAA             2,254
                                                                                                                 -----------

                 TOTAL FOREIGN GOVERNMENT SECURITIES (COST $6,815)                                                     6,766
                                                                                                                 -----------
ASSET-BACKED SECURITIES (24.3%)
     3,049       Banc of America Commercial Mortgage Inc., Series 2005-1,
                 Class A1, 4.36%, due 11/10/42                                                         AAA             3,045
     3,000       Capital Auto Receivables Asset Trust, Ser. 2004-2, 3.58%,
                 due 1/15/09                                                                Aaa        AAA             2,949
     1,850       Capital One Prime Auto Receivables Trust, Series 2004-3,
                 3.39%, due 1/15/09                                                         Aaa        AAA             1,826
     2,345       Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%,
                 due 5/25/26                                                                Aaa        AAA             2,302
     3,600       Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4,
                 2.94%, due 6/15/10                                                         Aaa        AAA             3,521
     3,750       Citibank Credit Card Issuance Trust, Ser. 2004-A1, 2.55%,
                 due 1/20/09                                                                Aaa        AAA             3,657
     2,189       Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due
                 6/25/35                                                                    Aaa        AAA             2,373 o
     4,000       Daimler Chrysler Auto Trust, Ser. 2003-B, Class A4, 2.86%,
                 due 3/9/09                                                                 Aaa        AAA             3,918
     2,250       Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3, 3.48%,
                 due 11/15/08                                                               Aaa        AAA             2,226

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Fund cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT                                                                            RATING             VALUE t
($000's omitted)                                                                       Moody's     S&P    ($000's omitted)

     4,120       Honda Auto Receivables Owner Trust, Ser. 2004, Class A4,
                 3.28%, due 2/18/10                                                     Aaa        AAA             3,989
     1,250       John Deere Owner Trust,  Ser. 2005-A, Class A3, 3.98%, due
                 6/15/09                                                                Aaa        AAA             1,241
     3,750       MBNA Credit Card Master Note Trust, Ser. 2002-A1, Class A1,
                 4.95%, due 6/15/09                                                     Aaa        AAA             3,791
     2,250       Nissan Auto Receivables Owner Trust, Ser. 2005-A, Class A3,
                 3.54%, due 10/15/08                                                    Aaa        AAA             2,224
     1,815       Nissan Auto Receivables Owner Trust, Ser, 2004-A, Class A4,
                 2.76%, due 7/15/09                                                     Aaa        AAA             1,760
     2,690       Saxon Asset Securities Trust, Ser. 2004-2, Class AF2, 4.15%,
                 due 8/25/35                                                            Aaa        AAA             2,658
     1,100       USAA Auto Owner Trust, Series 2005-1, Class A3, 3.90%, due
                 7/15/09                                                                Aaa        AAA             1,092
                                                                                                             -----------

                 TOTAL ASSET-BACKED SECURITIES (COST $43,097)                                                     42,572
                                                                                                             -----------
REPURCHASE AGREEMENTS (6.7%)
    11,670       State Street Bank and Trust Co. Repurchase Agreement, 3.10%,
                 due 8/1/05, dated 7/29/05, Maturity Value $11,673,015,
                 Collateralized by $11,945,000 Fannie Mae, 2.88%, due
                 10/15/05 (Collateral Value $12,021,436) (COST $11,670)                                           11,670 #
                                                                                                             -----------

                 TOTAL INVESTMENTS (103.2%) (COST $182,596)                                                      180,723 ##

                 Liabilities, less cash, receivables
                     and other assets [(3.2%)]                                                                    (5,606) Q
                                                                                                             -----------
                 TOTAL NET ASSETS (100.0%)                                                                      $175,117
                                                                                                             -----------








SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Municipal Money Fund
--------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                     RATING @@                      VALUE tt
 ($000's omitted)                                                                    Moody's    S&P         ($000's omitted)
MUNICIPAL NOTES (12.4%)
     1,400       Allegheny Co. (PA) Ind. Dev. Au. Rev. (Pittsburgh
                 Theological Seminary), Ser. 2001, 2.85%, due 8/1/31               VMIG1                           1,400 ++++
     6,400       Bridgewater & Raynham (MA) Reg. Sch. Dist. BANS, Ser. 2004,
                 3.00%, due 9/1/05                                                  MIG1                           6,403
     1,570       Fairborn (OH) BANS, Ser. 2005, 4.00%, due 6/28/06                                                 1,587
     8,000       Kentucky Asset/Liability Commission Gen. Fund TRANS, Ser.
                 2005 A, 4.00%, due 6/28/06                                         MIG1       SP-1+               8,094
     7,400       Michigan St., Notes, Ser. 2004 A, 3.50%, due 9/30/05               MIG1       SP-1+               7,418
     4,400       Orange Co. (FL) Sch. Dist. TANS, Ser. 2004, 3.00%, due
                 9/19/05                                                            MIG1                           4,405
     1,350       Pepper Pike (OH) BANS, Ser. 2005, 3.00%, due 6/22/06                                              1,352
     7,700       Strafford Co. (NH) TANS, Ser. 2005, 3.75%, due 12/28/05                                           7,731
    15,000       Texas St. TRANS, Ser. 2004, 3.00%, due 8/31/05                     MIG1       SP-1+              15,017
    10,000       Wichita City (KS) G.O. Renewal & Imp. Temporary Notes, Ser.
                 2005 - 213, 3.00%, due 8/4/05                                      MIG1       SP-1+              10,001
                                                                                                              ----------
                                                                                                                  63,408
                                                                                                              ----------
TAX-EXEMPT SECURITIES-BACKED BY LETTERS OF CREDIT (2.6%)

BANK OF AMERICA
    10,000       Tulsa Co. (OK) Ind. Au. Cap. Imp. Rev., Ser. 2003 A, 2.95%,
                 due 5/15/17 Putable 11/15/05                                                   A-1+              10,000
STATE STREET BANK
     3,500       Chicago (IL) G.O., Tender Notes, Ser. 2004, 2.20%, due
                 1/27/06 Putable 12/8/05                                            MIG1       SP-1+               3,500
                                                                                                              ----------
                                                                                                                  13,500
                                                                                                              ----------
TAX-EXEMPT SECURITIES-OTHER (2.8%)
     5,000       Chicago (IL) Park Dist. Corp. Purp. Tax Anticipation
                 Warrants, Ser. 2005 A, 4.00%, due 5/1/06                           MIG1       SP-1+               5,041
     3,000       DC Everest Area (WI) Sch. Dist. TRANS, Ser. 2005, 3.25%, due
                 8/28/06                                                                                           3,010 o
     3,000       Illinois Hlth. Fac. Au. Rev. (Advocate Hlth. Care Network),
                 Ser. 2003 A, 2.74%, due 11/15/22 Putable 7/6/2006                 VMIG1        A-1+               3,000 ++++
     3,000       Racine (WI) Unified Sch. Dist. TRANS, Ser. 2005, 4.00%, due
                 7/14/06                                                            MIG1                           3,034
                                                                                                              ----------
                                                                                                                  14,085
                                                                                                              ----------
TAX-EXEMPT COMMERCIAL PAPER (2.9%)
    15,000       Port of Port Arthur (TX) Navigation Dist. Rev. (BASF Corp.
                 Proj.), Ser. 2000 A, 2.58%, TECP due 9/15/05                        P-1                          15,000
                                                                                                              ----------
TAX-EXEMPT COMMERCIAL PAPER-BACKED BY LETTERS OF CREDIT (3.2%)

BANK OF NOVA SCOTIA
    10,510       Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser. A, 2.80%,
                 TECP due 8/1/05                                                     P-1         A-1              10,510
BAYERISCHE LANDESBANK GIROZENTRALE
     5,700       Clark Co. (NV) G.O., Ser. 2003 B, 2.43%, TECP due 8/1/05          VMIG1        A-1+               5,700
                                                                                                              ----------
                                                                                                                  16,210
                                                                                                              ----------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES (9.1%)
     2,000       Berkeley Co. (SC) Exempt Fac. Ind. Rev. (Amoco Chemical Co.
                 Proj.), Ser. 1998, 2.40%, VRDN due 8/1/05                         VMIG1        A-1+               2,000 ++++
    15,000       Brazos River (TX) Harbor Navigation Dist. Of Brazoria Co.
                 Rev. (BASF Corp. Proj.), Ser. 1997, 2.43%, VRDN due 8/1/05          P-1                          15,000 ++++

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Municipal Money Fund cont'd
---------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                     RATING @@                    VALUE tt
 ($000's omitted)                                                                    Moody's    S&P         ($000's omitted)
     1,000       Delaware Co. (PA) IDA Res. Rec. Fac. Ref. Rev. (Gen. Elec.
                 Cap. Corp.), Ser. 1997 G, 2.30%, VRDN due 8/3/05                    P-1        A-1+               1,000 ++++
     2,360       Florida Hsg. Fin. Agcy. Rev. (Heron Park Proj.), Ser. 1996
                 U, 2.36%, VRDN due 8/3/05                                         VMIG1                           2,360 ++++
     2,500       Gibson Co. (IN) PCR (Toyota Motor Mfg. Proj.), Ser. 1997,
                 2.39%, VRDN due 8/3/05                                                         A-1+               2,500 ++++
     6,000       Gibson Co. (IN) PCR (Toyota Motor Mfg. Proj.), Ser. 2001 B,
                 2.39%, VRDN due 8/3/05                                              P-1                           6,000 ++++
       100       Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (BP Amoco
                 Chemical Co. Proj.), Ser. 2003, 2.40%, VRDN due 8/1/05            VMIG1        A-1+                 100 ++++
     1,100       Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (BP Prod.
                 North America Proj.), Ser. 2003, 2.40%, VRDN due 8/1/05           VMIG1        A-1+               1,100 ++++
     1,200       Gulf Coast (TX) Waste Disp. Au. PCR (Amoco Oil Co. Proj.),
                 Ser. 1994, 2.40%, VRDN due 8/1/05                                 VMIG1        A-1+               1,200 ++++
     3,900       Gulf Coast (TX) Waste Disp. Au. Solid Waste Disp. Rev.
                 (Amoco Oil Co. Proj.), Ser. 1995, 2.40%, VRDN due 8/1/05          VMIG1                           3,900 ++++
       300       Louisville & Jefferson Co. (KY) Reg. Arpt. Au. Spec. Fac.
                 Rev. (UPS Worldwide Forwarding, Inc. Proj.), Ser. 1999 B,
                 2.38%, VRDN due 8/1/05                                            VMIG1        A-1+                 300 ++++
     1,500       New York City (NY) Hsg. Dev. Corp. Multi-Family Rental Hsg.
                 Rev. (Parkgate Dev.), Ser. 1998, 2.24%, VRDN due 8/3/05                        A-1+               1,500
     4,615       Ohio Solid Waste Rev. (BP Exploration & Oil Inc. Proj.),
                 Ser. 2000, 2.40%, VRDN due 8/1/05                                 VMIG1        A-1+               4,615 ++++
       500       Ohio St. Solid Waste Ref. Rev. (BP Prod. North America,
                 Inc. Proj. - BP p.l.c.), Ser. 2002, 2.40%, VRDN due 8/1/05        VMIG1        A-1+                 500 ++++
     3,400       Pinellas Co. (FL) Hsg. Fin. Au. Multi-Family Hsg. Ref. Rev.
                 (Foxbridge Apts. Proj.), Ser. 1995 A, 2.30%, VRDN due                          A-1+               3,400 ++++
                 8/3/05
       300       Valdez (AK) Marine Term. Ref. Rev. (BP Pipelines Inc.
                 Proj.), Ser. 2003 B, 2.32%, VRDN due 8/1/05                       VMIG1        A-1+                 300 ++++
       500       Whiting (IN) Env. Fac. Rev. (Amoco Oil Co. Proj.), Ser.
                 2000, 2.40%, VRDN due 8/1/05                                      VMIG1        A-1+                 500 ++++
                                                                                                              ----------
                                                                                                                  46,275
                                                                                                              ----------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY LETTERS OF CREDIT (67.0%)

ABN AMRO BANK NV
     5,300       Clark Co. (NV) IDR (Nevada Cogeneration Assoc. 2 Proj.),
                 Ser. 1992, 2.40%, VRDN due 8/1/05                                 VMIG1        A-1+               5,300

BANK OF AMERICA
     1,200       Calhoun Co. (TX) Navigation IDA Port Rev. (Formosa Plastics
                 Corp., Texas Proj.), Ser. 1994, 2.41%, VRDN due 8/3/05            VMIG1                           1,200 ++++
     2,300       Gainesville & Hall Co. (GA) Dev. Au. Sr. Living Fac. Rev.
                 (Lanier Village Estate, Inc. Proj.), Ser. 1999 A, 2.35%,
                 VRDN due 8/1/05                                                                A-1+               2,300 ++++
     1,700       Palm Beach Co. (FL) Rev. (The Norton Gallery and Sch. of
                 Art, Inc. Proj.), Ser. 2000, 2.38%, VRDN due 8/3/05                            A-1+               1,700 ++++
     2,250       Washington St. Hsg. Fin. Commission Multi-Family Rev.
                 (Fairwinds Redmond Proj.), Ser. 2005 A, 2.43%, VRDN due
                 8/5/05                                                            VMIG1                           2,250
BANK OF NEW YORK
     3,600       Lynchburg (VA) Ind. Dev. Au. Hosp. Rev. (VHA Mid-Atlantic
                 States, Inc. Cap. Asset Fin. Prog.), Ser. 1985 D, 2.39%,
                 VRDN due 8/3/05                                                                                   3,600 ss.ss.
     1,700       Lynchburg (VA) Ind. Dev. Au. Hosp. Rev. (VHA Mid-Atlantic
                 States, Inc. Cap. Asset Fin. Prog.), Ser. 1985 E, 2.39%,
                 VRDN due 8/4/05                                                                A-1+               1,700
     7,100       Puerto Rico Commonwealth, Tender Option Certificates, Ser.
                 2001, 2.41%, VRDN due 8/4/05                                                   A-1+               7,100 **

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Municipal Money Fund cont'd
---------------------------------------------------

PRINCIPAL AMOUNT                       SECURITY @                                     RATING @@                       VALUE tt
 ($000's omitted)                                                                    Moody's    S&P         ($000's omitted)
BANK OF NOVA SCOTIA
     1,462       New York Local Govt. Assistance Corp. Rev. (A Pub. Benefit
                 Corp. of New York St.), Ser. 1995 G, 2.28%, VRDN due 8/3/05       VMIG1        A-1+               1,462
CITIBANK, N.A.
     1,100       Austin Co. (TX) Ind. Dev. Corp. IDR (Justin Ind., Inc.
                 Proj.), Ser. 1984, 2.35%, VRDN due 8/3/05                           P-1                           1,100 ++++
      100        Los Angeles (CA) Multi-Family Hsg. Ref. Rev. (Tri-City
                 Proj.), Ser. 2001 I, 2.33%, VRDN due 8/4/05                                    A-1+                 100 ++++
CREDIT SUISSE FIRST BOSTON
     2,000       Pennsylvania Higher Ed. Assist. Agcy. Std. Loan Rev., Ser.
                 1995 A, 2.41%, VRDN due 8/3/05                                    VMIG1        A-1+               2,000 ss.ss.
DEPFA BANK
     7,000       Chicago (IL) Board Of Ed. G.O., Ser. 2004 C-2, 2.32%, VRDN
                 due 8/4/05                                                        VMIG1        A-1+               7,000 uu
     4,500       Northside (TX) Independent Sch. Dist. Sch. Bldg. Rev., Ser.
                 2005, 2.85%, due 6/15/35 Putable 6/15/06                          VMIG1        A-1+               4,500 Z
DEXIA CREDIT LOCALE DE FRANCE
     1,100       Fayetteville City (NC) Pub. Works Commission Ref. Rev.,
                 Ser. 2003 A, 2.34%, VRDN due 8/3/05                               VMIG1        A-1+               1,100 uu
     4,000       Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2003 E-2,
                 2.40%, VRDN due 8/4/05                                            VMIG1        A-1+               4,000 ss.ss.
     4,820       Metro. Washington (DC) Arpt. Au. Arpt. Sys. Ref. Rev., Ser.
                 2002 C, 2.40%, VRDN due 8/3/05                                    VMIG1        A-1+               4,820 uu
     2,900       Michigan St. Grant Anticipation Notes, Ser. 2002 B, 2.34%,
                 VRDN due 8/3/05                                                   VMIG1        A-1+               2,900 uu
     2,915       Rhode Island Convention Ctr. Au. Ref. Rev., Ser. 2001 A,
                 2.35%, VRDN due 8/4/05                                                         A-1+               2,915 ss.
     1,000       Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-1, 2.44%,
                 VRDN due 8/3/05                                                                A-1+               1,000
     2,000       Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-3, 2.39%,
                 VRDN due 8/3/05                                                                A-1+               2,000
     1,470       Triborough Bridge & Tunnel Au. (NY) Gen. Rev., Ser. 2003 B,
                 2.33%, VRDN due 8/3/05                                            VMIG1        A-1+               1,470
FANNIE MAE
     2,000       Colorado Hsg. & Fin. Au. Multi-Family Hsg. Ref. Rev.
                 (Huntersridge Proj.), Ser. 1996 E, 2.32%, VRDN due 8/3/05                      A-1+               2,000
     1,000       Comm. Dev. Administration (MD) Multi-Family Dev. Ref. Rev.
                 (Avalon Ridge Apts. Proj.), Ser. 1997, 2.32%, VRDN due
                 8/3/05                                                            VMIG1                           1,000 ++++
     2,100       Kansas Dev. Fin. Au. Multi-Family Hsg. Rev. (Summit Woods),
                 Ser. 2002 G-1, 2.39%, VRDN due 8/4/05                                          A-1+               2,100 ++++
     2,200       New York City (NY) Hsg. Dev. Corp. Multi-Family Rental Hsg.
                 Rev. (The Foundry), Ser. 2002 A, 2.35%, VRDN due 8/3/05                        A-1+               2,200 ++++
     7,900       New York St. Hsg. Fin. Agcy. Rev. (101 West End Avenue
                 Hsg.), Ser. 1999 A, 2.37%, VRDN due 8/3/05                        VMIG1                           7,900 ++++
FIFTH THIRD BANK
       200       St. Joseph Co. (IN) Ed. Fac. Rev. (Univ. of Notre Dame du
                 Lac Proj.), Ser. 2002, 2.25%, VRDN due 8/4/05                     VMIG1                             200 EE++++
FREDDIE MAC
     3,900       Metro Govt. of Nashville & Davidson Co. (TN) IDB (Ridgelake
                 Apts. Proj.), Ser. 2004, 2.34%, VRDN due 8/4/05                                A-1+               3,900 ++++
    10,800       Newport News (VA) Redev. & Hsg. Au. Multi-Family Hsg. Ref.
                 Rev. (Springhouse Apts. Proj.), Ser. 2001, 2.34%, VRDN
                 due 8/4/05                                                                     A-1+              10,800 ++++
     1,300       Washington St. Hsg. Fin. Commission Multi-Family Mtge. Rev.
                 (Wandering Creek Proj.), Ser. 1995, 2.41%, VRDN due 8/3/05        VMIG1                           1,300
HARRIS TRUST AND SAVINGS BANK
     3,000       Camp Co. (TX) Ind. Dev. Corp. Env. Fac. Rev. (Pilgrim's


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Municipal Money Fund cont'd
---------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                     RATING @@                  VALUE tt
 ($000's omitted)                                                                    Moody's    S&P       ($000's omitted)
                 Pride Corp. Proj.), Ser. 1999, 2.39%, VRDN due 8/3/05             VMIG1        A-1+               3,000 ++++
J.P. MORGAN SECURITIES
     2,800       Austin (TX) Arpt. Sys. Prior Lien Rev., Ser. 1995 A, 2.40%,
                 VRDN due 8/3/05                                                                A-1+               2,800
     2,000       Brazoria Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
                 (Brazosport Mem. Hosp.), Ser. 1999, 2.40%, VRDN due 8/4/05        VMIG1                           2,000 ++++
     1,280       Charlotte (NC) Arpt. Ref. Rev., Ser. 1997 A, 2.39%, VRDN
                 due 8/3/05                                                        VMIG1         A-1               1,280 ss.
     1,500       Coastal Bend (TX) Hlth. Fac. Dev. Corp. Rev. (Incarnate
                 Word Hlth. Sys.), Ser. 1998 B, 2.33%, VRDN due 8/3/05             VMIG1       SP-1+               1,500 ss.ss.++++
     1,280       Douglas Co. (GA) Dev. Au. IDR (Whirlwind Steel Bldg.,
                 Inc. Proj.), Ser. 1997, 2.45%, VRDN due 8/4/05                                                    1,280 ++++
    12,000       Indianapolis (IN) Local Pub. Imp. Bond Bank Ref. Rev.,
                 Ser. 2002 F-2, 2.33%, VRDN due 8/3/05                                           A-1              12,000 ss.
     5,000       Mississippi Bus. Fin. Corp. IDR (VC Reg. Assembly & Mfg.
                 Proj.), Ser. 2003, 2.40%, VRDN due 8/3/05                                      A-1+               5,000 ++++
KEY BANK
     2,400       New York St. Hsg. Fin. Agcy. Hsg. Rev. (521 West 42nd
                 Street Apts.), Ser. 2004 A, 2.35%, VRDN due 8/3/05                                                2,400 ++++
KREDIETBANK NV
     9,160       Michigan Higher Ed. Std. Loan Au. Ref. Rev., Ser. 1988
                 XII-B, 2.39%, VRDN due 8/3/05                                     VMIG1         A-1               9,160 ss.ss.
LASALLE NATIONAL BANK
     1,700       Elmhurst City, DuPage & Cook Cos. (IL) IDR (Randall
                 Manufactured Prod., Inc. Proj.), Ser. 2002, 2.53%, VRDN due
                 8/4/05                                                                          A-1               1,700 ++++
     3,000       Indiana Dev. Fin. Au. IDR (Enterprise Ctr. II Proj.), Ser.
                 1992, 2.41%, VRDN due 8/3/05                                                    A-1               3,000 ++++
LLOYD'S BANK
     7,600       Maryland Comm. Dev. Admin. Dept. of Hsg. & Comm. Dev.
                 Residential Rev., Ser. 2004 C, 2.37%, VRDN due 8/4/05             VMIG1                           7,600
     6,000       Minnesota St. Hsg. Fin. Agcy. Residential Hsg. Rev., Ser.
                 2003 J, 2.40%, VRDN due 8/4/05                                                 A-1+               6,000
     5,000       North Dakota Hsg. Fin. Agcy. Home Mtge. Fin. Rev. (Hsg. Fin.
                 Prog.), Ser. 2004 C, 2.44%, VRDN due 8/3/05                       VMIG1                           5,000
     5,705       North Texas Higher Ed. Au., Inc. Std. Loan Rev., Ser. 2001
                 A, 2.40%, VRDN due 8/3/05                                                      A-1+               5,705
    10,000       North Texas Higher Ed. Au., Inc. Std. Loan Rev., Ser. 2004
                 A, 2.40%, VRDN due 8/3/05                                                      A-1+              10,000
MARSHALL & ILSLEY
     7,825       Minnesota St. Higher Ed. Fac. Au. Rev. (College of St.
                 Scholastica), Ser. 2004 A, 2.30%, VRDN due 8/1/05                 VMIG1                           7,825 ++++
     3,650       Roseville (MN) Private Sch. Fac. Rev. (Northwestern College
                 Proj.), Ser. 2002, 2.35%, VRDN due 8/1/05                         VMIG1                           3,650 ++++
MERRILL LYNCH CAPITAL MARKETS
     5,320       Broward Co. (FL) Sch. Board Cert. of Participation, Ser.
                 2005, 2.36%, VRDN due 8/4/05                                                    A-1               5,320 uu
     8,070       Honolulu (HI) City & Co. G.O., Ser. 2005, 2.37%,
                 VRDN due 8/5/05                                                                                   8,070 ss.
     5,390       Miami-Dade Co. (FL) G.O., Ser. 2005, 2.36%, VRDN
                 due 8/5/05                                                                                        5,390 ss.
     6,480       North Little Rock (AR) Residential Hsg. Fac. Board
                 Multi-Family Rev., Ser. 2004, 2.37%, VRDN due 8/4/05              VMIG1                           6,480
    13,980       Port of Portland (OR) Arpt. Rev., Ser. 2005, 2.45%, VRDN
                 due 8/4/05                                                                                       13,980
     6,840       Sarasota Co. (FL) Utility Sys. Rev., Ser. 2005, 2.36%,
                 VRDN due 8/5/05                                                                 A-1               6,840 E
MORGAN STANLEY
     4,300       Chicago (IL) Ref. G.O., Ser. 2005-1026, 2.36%, VRDN due


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Municipal Money Fund cont'd
---------------------------------------------------

PRINCIPAL AMOUNT                        SECURITY @                                     RATING @@                  VALUE tt
 ($000's omitted)                                                                    Moody's    S&P       ($000's omitted)
                 8/4/05                                                                                            4,300 ss.
     4,075       Energy Northwest (WA) Elec. Rev., Ser. 2005-1096, 2.36%,
                 VRDN due 8/4/05                                                   VMIG1                           4,075
     5,000       Houston (TX) G.O., Ser. 2005-1151, 2.35%, VRDN due 8/4/05                                         5,000 ss.ss.
     5,875       Indiana Bond Bank Rev., Ser. 2002-670, 2.36%, VRDN due
                 8/4/05                                                                          A-1               5,875 ss.
     4,623       King Co. (WA) Swr. Rev., Ser. 2005-1091, 2.36%, VRDN due
                 8/4/05                                                                                            4,622 uu
     2,845       Louisiana St. G.O., Ser. 2002, 2.36%, VRDN due 8/4/05             VMIG1                           2,845 E
NATIONAL AUSTRALIA BANK
       500       New York St. Energy Research & Dev. Au. Ref. PCR (Orange &
                 Rockland Utilities, Inc. Proj.), Ser. 1995 A, 2.29%, VRDN
                 due 8/3/05                                                        VMIG1        A-1+                 500 ss.ss.++++
NORTHERN TRUST CO.
     1,400       Indiana St. Ed. Fac. Au. Rev. (Depaw Univ Proj.), Ser. 2002,
                 2.30%, VRDN due 8/1/05                                            VMIG1                           1,400 ++++
PNC BANK N.A.
     6,700       Pennsylvania Econ. Dev. Fin. Au. Rev. (Philadelphia Area
                 Independent Sch. Bus. Officers Assoc. Fin., Prog.),
                 Ser. 2000 J4, 2.37%, VRDN due 8/4/05                                            A-1               6,700 ++++
RABOBANK NEDERLAND
     2,590       Ohio Str Wtr. Dev. Au. Rev., Ser. 2005-1118, 2.36%, VRDN
                 due 8/1/05                                                                      A-1               2,590
STATE STREET BANK
     5,000       Maine St. Hsg. Au. Mtge. Purchase Rev., Ser. 2004 C-3, 2.40%,
                 VRDN due 8/4/05                                                   VMIG1        A-1+               5,000
     5,000       Oregon St. Hsg. & Comm. Svcs. Dept. Mtge. Rev. (Single
                 Family Mtge. Prog.), Ser. 2004 L, 2.46%, VRDN
                 due 8/3/05                                                        VMIG1                           5,000
SUNTRUST BANK
     5,000       Birmingham (AL) Med. Clinic Board Rev. (UAHSF), Ser. 1991,
                 2.35%, VRDN due 8/3/05                                            VMIG1        A-1+               5,000 u
       600       DeKalb (GA) Private Hosp. Au. Anticipation Cert. Rev.
                 (Egleston Children's Hosp.), Ser. 1994 A, 2.35%, VRDN due
                 8/3/05                                                            VMIG1        A-1+                 600 ++++
     5,500       Lakeland (FL) Ed. Fac. Rev. (Florida Southern College
                 Proj.), Ser. 1999, 2.34%, VRDN due 8/3/05                         VMIG1                           5,500 ++++
       200       Orlando (FL) Utils. Commission Wtr. & Elec. Rev., Ser.
                 2002 B, 2.35%, VRDN due 8/3/05                                    VMIG1        A-1+                 200
TORONTO DOMINION BANK
     2,500       Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev., Ser.
                 1998 A, 2.35%, VRDN due 8/3/05                                    VMIG1        A-1+               2,500
     1,000       New York City (NY) G.O., Ser. 1995 F-2, 2.26%, VRDN due
                 8/3/05                                                            VMIG1         A-1               1,000
UNION BANK OF SWITZERLAND
      300        Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser. 1995 A-2,
                 2.40%, VRDN due 8/3/05                                            VMIG1        A-1+                 300
     1,500       Florence Co. (SC) Solid Waste Disp. & Wastewater Treatment
                 Fac. Rev. (Roche Carolina Inc. Proj.), Ser. 1997, 2.40%,
                 VRDN due 8/1/05                                                                A-1+               1,500 ++++
U.S. BANK
     7,926       Arden Hills (MN) Hlth. Care & Hsg. Ref. Rev. (Presbyterian
                 Homes of Arden Hills, Inc. Proj.), Ser. 1999 A, 2.35%, VRDN
                 due 8/1/05                                                                     A-1+               7,926 ++++
     3,000       Iowa Fin. Au. Private College Rev. (Drake Univ. Proj.),
                 Ser. 2001, 2.35%, VRDN due 8/1/05                                              A-1+               3,000 ++++
     3,190       Iowa Higher Ed. Loan Au. Private College Fac. Rev. (Grand
                 View College Proj.), Ser. 2000, 2.35%, VRDN due 8/1/05                         A-1+               3,190 oo++++
     1,005       Wisconsin St. Hlth & Ed. Fac. Au. Rev. (Riverview Hosp.


SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Municipal Money Fund cont'd
---------------------------------------------------

PRINCIPAL AMOUNT                       SECURITY @                                      RATING @@                  VALUE tt
 ($000's omitted)                                                                    Moody's    S&P       ($000's omitted)
                 Assoc.), Ser. 2001, 2.35%, VRDN due 8/1/05                                     A-1+               1,005 ++++
WACHOVIA BANK & TRUST CO.
       500       Fulco (GA) Hosp. Au. Anticipation Cert. Rev. (Shepherd Ctr.,
                 Inc. Proj.), Ser. 1997, 2.35%, VRDN due 8/3/05                                 A-1+                 500 ++++
     6,880       Intermountain Pwr. Agcy. (UT) Pwr. Supply Ref. Rev., Ser.
                 2002 A-59, 2.37%, VRDN due 8/3/05                                 VMIG1                           6,880 ss.
       500       Morgan Co. (UT) Solid Waste Disp. Rev. (Holnam Inc. Proj.),
                 Ser. 1996, 2.45%, VRDN due 8/3/05                                 VMIG1        A-1+                 500 ++++
     9,000       North Carolina Med. Care Commission Hlth. Care Fac. Rev.
                 (FirstHealth of the Carolinas Proj.), Ser. 2002, 2.34%,
                 VRDN due 8/3/05                                                                A-1+               9,000 ++++
     1,400       Ohio St. Wtr. Dev. Au. PCR (Ohio Edison Co. Proj.), Ser.
                 1988, 2.41%, VRDN due 8/1/05                                                   A-1+               1,400 ++++
     8,500       Pennsylvania Higher Ed. Assist. Agcy. Std. Loan Rev., Ser.
                 1988 E, 2.41%, VRDN due 8/3/05                                    VMIG1        A-1+               8,500 ss.ss.
     1,200       South Carolina Jobs Econ. Dev. Au. Hosp. Rev. (Tuomey Reg.
                 Med. Ctr.), Ser. 1995 B, 2.35%, VRDN due 8/4/05                   VMIG1        A-1+               1,200 ++++
     1,150       South Carolina Jobs Econ. Dev. Au. Rev. (Florence RHF Hsg.,
                 Inc. Proj.), Ser. 1987 A, 2.60%, VRDN due 8/3/05                                                  1,150 ++++
     1,335       Whitfield Co. (GA) Residential Care Fac. Rev. (Royal Oaks
                 Sr. Living Comm.), Ser. 1992, 2.34%, VRDN due 8/4/05                           A-1+               1,335
WELLS FARGO & CO.
       700       New Ulm (MN) Hosp. Ref. Rev. (Hlth. Central Sys. Proj.),
                 Ser. 1985, 2.45%, VRDN due 8/3/05                                              A-1+                 700
WESTDEUTSCHE LANDESBANK GIROZENTRALE
     1,300       Kansas St. Dept. of Trans. Hwy. Ref. Rev., Ser. 2002 C-1,
                 2.30%, VRDN due 8/4/05                                            VMIG1        A-1+               1,300
                                                                                                              ----------
                                                                                                                 341,990
                                                                                                              ----------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES-BACKED BY INSURANCE (1.5%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       100       Lancaster Co. (NE) Hosp. Au. Number 1 Hosp. Rev. (Bryanlgh
                 Med. Ctr. Proj.), Ser. 2002, 2.30%, VRDN due 8/1/05               VMIG1                             100 ++++
     2,000       Utah St. Board of Regents Std. Loan Rev., Ser. 1995 L,
                 2.40%, VRDN due 8/3/05                                                         A-1+               2,000
FINANCIAL GUARANTY INSURANCE CO.
     1,250       Central Bucks (PA) Sch. Dist., Ser. 2000 A, 2.38%, VRDN due
                 8/4/05                                                            VMIG1                           1,250
     3,995       Detroit (MI) Wtr. Supply Sys. Second Lien Ref. Rev., Ser.
                 2001-C, 2.34%, VRDN due 8/3/05                                                 A-1+               3,995
       600       Univ. of Toledo (OH) Gen. Receipts Rev., Ser. 2002, 2.30%,
                 VRDN due 8/1/05                                                   VMIG1        A-1+                 600
                                                                                                              ----------
                                                                                                                   7,945
                                                                                                              ----------
                 TOTAL INVESTMENTS (101.5%)                                                                      518,413


                 Liabilities, less cash, receivables and other assets [(1.5%)]                                   (7,891)
                                                                                                              ----------
                 TOTAL NET ASSETS (100.0%)                                                                      $510,522

                                                                                                              ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS



                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Municipal Securities Trust
---------------------------------------------------


PRINCIPAL AMOUNT                SECURITY @                                                     RATING                  VALUE t
($000's omitted)                                                                        Moody's         S&P       ($000's omitted)

TAX-EXEMPT SECURITIES-PRE-REFUNDED BACKED BY U.S. GOVERNMENT SECURITIES (6.5%)
     1,000      Phoenix (AZ) Civic Imp. Corp. Jr. Lien Wastewater Sys. Rev.,
                Ser. 2000, 6.00%, due 7/1/12 PR 7/1/10                                  Aaa             AAA             1,131
     1,000      Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/14 PR 5/1/12            Aaa             AAA             1,109
                                                                                                                    ---------
                                                                                                                        2,240
                                                                                                                    ---------
TAX-EXEMPT SECURITIES-BACKED BY INSURANCE (38.3%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
     1,000      Larimer Co. (CO) Sales & Use Tax Rev., Ser. 2000, 5.75%, due
                12/15/15                                                                Aaa             AAA             1,113

FINANCIAL GUARANTY INSURANCE CO.
      750       Detroit (MI) Wayne Co. Sch. Dist. Sch. Bldg. & Site Imp.
                Ref. G.O., Ser. 1998 C, 5.25%, due 5/1/13                               Aaa             AAA               834
     1,000      Grapevine (TX) Combination Tax & Tax Increment Reinvestment
                Zone Rev., Ser. 2000, 5.63%, due 8/15/15                                Aaa             AAA             1,102
     1,000      Monterey Co. (CA) Salinas Union High Sch. Dist. G.O. (Middle
                Sch. Imp. Dist.), Ser. 2003 A, 5.25%, due 10/1/14                       Aaa             AAA             1,116
     1,000      Tampa Bay (FL) Wtr. Util. Sys. Rev., Ser. 1998 B, 5.13%,
                due 10/1/09                                                             Aaa             AAA             1,073

FINANCIAL SECURITY ASSURANCE INC.
      500       New York St. Urban Dev. Corp. Ref. Rev., (Correctional Facs.),
                Ser. 1994 A, 5.50%, due 1/1/14                                          Aaa             AAA               566
     1,045      San Antonio (TX) Passenger Fac. Charge & Sub. Lien Arpt.
                Sys. Imp. Rev., Ser. 2005, 5.25%, due 7/1/12                            Aaa             AAA             1,126
     1,000      Springfield (MO) Sch. Dist. Number R-12, Ref. G. O., Ser. 2002 A,
                5.50%, due 3/1/13                                                                       AAA             1,127
      800       Will & Kendall Cos. (IL) Plainfield Comm. Cons. Sch. Dist.
                Number 202 Sch. Bldg. G.O., Ser. 2001, 5.38%, due 1/1/13                                AAA               882

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     1,000      California St. Econ. Rec. G.O., Ser. 2004 A, 5.25%, due
                7/1/13                                                                  Aaa             AAA             1,113
     1,000      Mississippi Dev. Bank Spec. Oblig. Rev. (Muni. Gas Au.
                Natural Gas Supply Proj.),  Ser. 1998,  5.00%, due 1/1/08               Aaa             AAA             1,045
     1,000      New Jersey Econ. Dev. Au. St. Lease Rev. (Liberty St. Park
                Proj.), Ser. 2005 B, 5.00%, due 3/1/17                                  Aaa             AAA             1,089
     1,000      Orange Co. (CA) Local Trans. Au. Measure M Sales Tax
                (Limited Tax) Second Sr. Rev., Ser. 1998 A, 5.50%, due
                2/15/10                                                                 Aaa             AAA             1,098
                                                                                                                    ---------
                                                                                                                       13,284
                                                                                                                    ---------
TAX-EXEMPT SECURITIES-OTHER (52.9%)
     1,000      Board of Regents of the Texas A&M Univ. Sys. Perm. Univ. Fund
                Rev., Ser. 1998, 5.00%, due 7/1/08                                      Aaa             AAA             1,053
     1,000      Brazosport (TX) Independent Sch. Dist. Ref. G.O., Ser. 2005,
                5.00%, due 2/15/15                                                      Aaa                             1,084
     1,000      Columbus (OH) Var. Purp. Ltd. Tax G.O., Ser. 1998-1, 5.00%,
                due 6/15/08                                                             Aaa             AAA             1,053
      400       Denver (CO) City & Co. Sch. Dist. No. 1 Ref. G.O., Ser. 1994
                A, 6.50%,  due 6/1/10                                                   Aa3             AA-               455
     1,000      Illinois St. Sales Tax Rev., Ser. 1997 Y, 5.25%, due 6/15/10            Aa2             AAA             1,085
     1,000      Indiana St. Office Bldg. Commission Fac. Ref. Rev., Ser.
                1998 A, 5.13%, due 7/1/14                                               Aa2                             1,062
     1,000      Lake Co. (IL) Forest Preserve Dist. Ref. G.O., Ser. 1997,
                5.50%, due 2/1/09                                                       Aa1             AAA             1,077
     1,000      Lake Co. (IL) Sch. Dist. No. 109 Deerfield Ref. G.O., Ser.
                1999 C, 5.00%, due 12/15/14                                             Aa2             AA+             1,093


SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Municipal Securities Trust cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT                SECURITY @                                                    RATING                   VALUE t
($000's omitted)                                                                        Moody's         S&P       ($000's omitted)
      25        Mississippi Higher Ed. Assist. Corp. Std. Loan Sub. Rev.,
                Ser. 1993 C, 6.05%, due 9/1/07                                          A                                  25
     1,000      Missouri St. Env. Imp. & Energy Res. Au. Wtr. Ref. PCR
                (St. Revolving Fund Prog.-Master Trust), Ser. 2001 B, 5.50%,
                due 1/1/11                                                              Aaa             AAA             1,107
      575       New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser.
                1999 A, 5.63%, due 6/15/13                                              Aa3             AA                644
     1,000      New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser.
                2004 A, 5.00%, due 6/15/22                                              Aaa             AAA             1,100
     1,000      New York St. Thruway Au. Local Hwy. & Bridge Svc. Contract
                Rev., Ser. 1997, 5.25%, due 4/1/10                                      A3              AA-             1,056
     1,000      Northside (TX) Independent Sch. Dist. Unlimited Tax Sch.
                Bldg. G.O., Ser. 1999 A, 6.38%, due 8/15/09                             Aaa             AAA             1,117
     1,000      South Carolina St. Budget & Ctrl. Board St. Fac.
                Installment Purchase Rev., (Dept. of Pub. Safety Proj.),
                Ser. 2003, 4.50%, due 1/1/11                                            Aa2             AA+             1,057
      500       South Carolina St. Cap. Imp. G.O., Ser. 2001 B, 5.38%, due
                4/1/13                                                                                  AAA               557
     1,000      Texas Pub. Fin. Au. Ref. G.O., Ser. 1998 B, 5.13%, due
                10/1/09                                                                 Aa1             AA              1,065
     1,000      Texas Wtr. Dev. Board St. Revolving Fund Sr. Lien Rev.,
                Ser. 1996 B, 5.25%, due 7/15/13                                                         AAA             1,030
     1,000      Utah St. G.O., Ser. 2002 A, 5.00%, due 7/1/08                           Aaa             AAA             1,054
      500       Wyoming St. Loan & Investment Board Cap. Fac. Ref. Rev.,
                Ser. 2002, 5.00%, due 10/1/10                                                           AA-               539
                                                                                                                    ---------
                                                                                                                       18,313
                                                                                                                    ---------
TAX-EXEMPT VARIABLE RATE DEMAND NOTES (1.4%)
      500       Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (BP Prod.
                North America Proj.), Ser. 2003, 2.40%, VRDN due 8/1/05                 VMIG1           A1+               500 ++++
                                                                                                                    ---------
                TOTAL INVESTMENTS (99.1%) (COST $33,370)                                                               34,337 ##

                Cash, receivables and other assets, less liabilities (0.9%)                                               321
                                                                                                                    ---------
                TOTAL NET ASSETS APPLICABLE TO COMMON
                SHAREHOLDERS (100.0%)                                                                                 $34,658
                                                                                                                    ---------








SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)


  NOTES TO SCHEDULE OF INVESTMENTS
  --------------------------------

  t Investments in securities by Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Trustees of Neuberger Berman Income Funds believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

  tt Investment securities of Neuberger Berman Cash Reserves, Neuberger Berman Government Money Fund and Neuberger Berman Municipal Money Fund ("Municipal Money") are valued at amortized cost, which approximates U.S. Federal income tax cost.

  #      At cost, which approximates market value.

  ## At July 31, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                                                            NET
                                                                  GROSS    GROSS UNREALIZED          UNREALIZED
                                                             UNREALIZED        DEPRECIATION        APPRECIATION
                                             COST          APPRECIATION                          (DEPRECIATION)
         (000'S OMITTED)
         NEUBERGER BERMAN
         HIGH INCOME                     $858,834               $12,711              $7,187              $5,524

         LIMITED MATURITY                 182,596                   106               1,979             (1,873)

         MUNICIPAL SECURITIES TRUST        33,370                 1,055                  88                 967

  @ Municipal securities held by Municipal Money and Municipal Securities Trust are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Fund's investment manager to be of comparable quality. Approximately 83% and 40% of the municipal securities held by Municipal Money and Municipal Securities Trust, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

  @@ Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Fund's investment manager.

(Cent) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

For information on the Funds' significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

  NOTES TO SCHEDULE OF INVESTMENTS Cont'd


  *      Non-income producing security.

  ** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At July 31, 2005, these securities amounted to $90,789,000 or 10.5% of net assets for High Income and $7,100,000 or 1.4% of net assets for Municipal Money.

  ++     All or a portion of this security is on loan.

  ++++   Security is guaranteed by the corporate or non-profit obligor.

  o All or a portion of this security was purchased on a when-issued basis. At July 31, 2005, these securities amounted to $5,278,000 for High Income, $2,373,000 for Limited Maturity and $3,010,000 for Municipal Money.

  oo All or a portion of this security is segregated as collateral for when-issued purchase commitments.

  u Security is subject to a guarantee provided by Amsouth Bank, backing 100% of the total principal.

  uu Security is subject to a guarantee provided by Financial Security Assurance Inc., backing 100% of the total principal.

  ss. Security is subject to a guarantee provided by Municipal Bond Investors Assurance Corp., backing 100% of the total principal.

  ss.ss. Security is subject to a guarantee provided by American Municipal Bond
         Assurance Corp., backing 100% of the total principal

  E Security is subject to a guarantee provided by Financial Guaranty Insurance Co., backing 100% of the total principal.

  EE Security is subject to a guarantee provided by Northern Trust Co., backing 100% of the total principal.

  Z Security is subject to a guarantee provided by Permanent School Funding, backing 100% of the total principal.

  ^ Principal amount is stated in the currency in which the security is denominated.

         EUR = Euro Currency

  Q At July 31, 2005, open forward contracts for Limited Maturity were as follows:


                                 CONTRACTS TO       IN EXCHANGE        SETTLEMENT                                 NET UNREALIZED
          SELL                        DELIVER               FOR              DATE             VALUE                 DEPRECIATION
          Euro Dollar            5,530,000EUR        $6,703,853          10/19/05        $6,730,728                    ($26,875)

For information on the Funds' significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

                                                                            NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund
---------------------------------------------

NUMBER OF SHARES                           MARKET VALUE t     NUMBER OF SHARES                           MARKET VALUE t
                                         ($000's OMITTED)                                              ($000's OMITTED)
COMMON STOCKS (30.2%)
                                                              HEALTH CARE (0.8%)
APARTMENTS (2.4%)                                                 2,600 Nationwide Health Properties             65
    3,000 Apartment Investment &                                  1,500 Novartis AG ADR                          73
           Management                              132            3,300 Ventas, Inc.                            107
                                                                                                           --------
    2,900 Camden Property Trust                    160                                                          245
    2,800 Equity Residential                       113
    1,500 Essex Property Trust                     138
    6,700 United Dominion Realty Trust             171        INDUSTRIAL (1.6%)
                                              --------            1,000 3M Co.                                   75
                                                   714            2,000 Dover Corp.                              82 ++++
                                                                  1,000 General Dynamics                        115 ++++
BANKING & FINANCIAL (0.3%)                                        1,500 Praxair, Inc.                            74 ++++
    3,500 North Fork Bancorp                        96 ++++       2,800 ProLogis                                128
                                                                                                           --------
BASIC MATERIALS (0.2%)                                                                                          474
      500 Rio Tinto                                 66 ++++   INSURANCE (0.2%)
                                                                  1,000 American International Group             60
COMMUNICATIONS (0.3%)
    3,500 Vodafone Group ADR                        90 ++++
                                                              LODGING (1.7%)
COMMUNITY CENTERS (0.9%)                                          3,300 Hilton Hotels                            82
    2,900 Developers Diversified Realty            141            9,600 Host Marriott                           179
    1,800 Pan Pacific Retail Properties            125            1,600 Starwood Hotels & Resorts
                                              --------                   Worldwide                              101
                                                   266            5,200 Sunstone Hotel Investors                135
                                                                                                           --------
CONSUMER STAPLES (0.5%)                                                                                         497
    1,500 Cadbury Schweppes ADR                     58        MANUFACTURED HOMES (0.2%)
    1,500 Diageo PLC ADR                            83 ++++       1,500 Equity Lifestyle Properties              66
                                              --------
                                                   141        MINING (0.3%)
                                                                  2,000 Freeport-McMoRan Copper & Gold           81 ++++
DIVERSIFIED (2.3%)
    5,800 Colonial Properties Trust                275
    4,100 Duke Realty                              139        OFFICE (5.6%)
    1,600 Pennsylvania REIT                         78            2,300 Boston Properties                       175
    2,300 Vornado Realty Trust                     204            4,100 Brandywine Realty Trust                 133
                                              --------            3,600 Brascan Corp.                           135
                                                   696            4,500 Brookfield Properties                   130
                                                                  2,400 CarrAmerica Realty                       93
ENERGY (1.1%)                                                     5,300 Columbia Equity Trust                    83 *
    1,500 Burlington Resources                      96 ++++       4,200 Equity Office Properties Trust          149
    2,192 Enbridge Energy Management               122 *          3,300 Mack-Cali Realty                        158
    4,000 NiSource, Inc.                            97            4,900 Maguire Properties                      147
                                              --------            3,200 SL Green Realty                         223
                                                   315           10,700 Trizec Properties                       235
                                                                                                           --------
                                                                                                              1,661

FINANCE (0.7%)
    2,500 Bank of America                          109
    3,000 Tortoise Energy Infrastructure           100 E
                                              --------        OFFICE - INDUSTRIAL (1.3%)
                                                   209            2,600 Digital Realty Trust                     49
                                                                  2,200 PS Business Parks                       102
FINANCIAL SERVICES (0.7%)                                         6,400 Reckson Associates Realty               225
    1,500 American Express                          83 ++++                                                --------
    1,500 Citigroup Inc.                            65                                                          376
    3,000 Jackson Hewitt Tax Service                76 ++++
                                              --------        OIL & GAS (0.5%)
                                                   224            1,000 Exxon Mobil                              59 ++++

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

NUMBER OF SHARES                           MARKET VALUE t     NUMBER OF SHARES                          MARKET VALUE t
                                         ($000'S OMITTED)                                             ($000'S OMITTED)

    1,000 Schlumberger Ltd.                        83 ++++             Trust V                                   77
                                             --------             1,500 Newell Financial Trust I                 67
                                                  142                                                      --------
                                                              TOTAL CONVERTIBLE PREFERRED STOCKS
                                                              (COST $254)                                       253
OIL SERVICES (0.4%)                                                                                        --------
    1,500 Canadian Oil Sands Trust                128

REGIONAL MALLS (2.7%)
    3,200 CBL & Associates Properties             147
    3,100 General Growth Properties               143
    1,400 Mills Corp.                              91
    3,000 Simon Property Group                    239
    5,500 Taubman Centers                         195
                                             --------
                                                  815
SELF STORAGE (0.4%)
    2,000 Public Storage                          134

SEMICONDUCTORS (0.5%)
    3,500 Applied Materials                        65
    3,500 Intel Corp.                              95 ++++
                                             --------
                                                  160
SOFTWARE (0.2%)
    2,500 Microsoft Corp.                          64

TECHNOLOGY (0.7%)
    2,000 First Data                               82
    1,500 IBM                                     125
                                             --------
                                                  207
TELECOMMUNICATIONS (0.4%)
    4,000 Sprint Corp.                            108 ++++

TRANSPORTATION (0.3%)
    4,500 Ship Finance International               85

UTILITIES (3.0%)
    2,000 Ameren Corp.                            111
    3,000 California Water Service Group          125
    2,500 Cinergy Corp.                           110
    1,400 Dominion Resources                      103
    3,000 Duke Energy                              89 ++++
    2,800 FPL Group                               121
    2,200 National Grid Transco                   103
    3,500 Southern Co.                            123
                                             --------
                                                  885

TOTAL COMMON STOCKS
(COST $7,530)                                   9,005
                                             --------

CONVERTIBLE PREFERRED STOCKS (0.8%)

    1,250 Celanese Corp.                           35
    3,000 General Motors, Ser. A                   74
    1,500 New York Community Capital

                                                                                   NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund
----------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING           VALUE t
($000's omitted)                                                                            Moody's S&P   ($000's omitted)

U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (5.7%)
     140     U.S. Treasury Bonds, 6.00%, due 2/15/26                                         TSY    TSY               167
     397     U.S. Treasury Inflation Index Notes, 1.63%, due 1/15/15                         TSY    TSY               388
     295     U.S. Treasury Notes, 2.50%, due 10/31/06                                        TSY    TSY               290
      59     U.S. Treasury Notes, 3.63%, due 6/30/07                                         TSY    TSY                59
     525     U.S. Treasury Notes, 3.00%, due 11/15/07                                        TSY    TSY               513
      50     U.S. Treasury Notes, 3.38%, due 2/15/08                                         TSY    TSY                49
     170     U.S. Treasury Notes, 3.63%, due 1/15/10                                         TSY    TSY               166
      75     U.S. Treasury Notes, 4.25%, due 11/15/13                                        TSY    TSY                75
                                                                                                                ---------
             TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE
             U.S. GOVERNMENT (COST $1,734)                                                                          1,707
                                                                                                                ---------

U.S. GOVERNMENT AGENCY SECURITIES (1.6%)
     500     Federal Home Loan Bank, Bonds, 2.75%, due 3/14/08
             (COST $493)                                                                     AGY    AGY               482
                                                                                                                ---------
MORTGAGE-BACKED SECURITIES (9.9%) FANNIE MAE
      53     Pass-Through Certificates, 4.50%, due 8/1/18 & 10/1/18                          AGY    AGY                52
     224     Pass-Through Certificates, 5.00%, due 11/1/17 - 8/1/33                          AGY    AGY               225
     208     Pass-Through Certificates, 5.50%, due 9/1/16 - 7/1/33                           AGY    AGY               211
     148     Pass-Through Certificates, 6.00%, due 3/1/18 - 9/1/33                           AGY    AGY               152
     105     Pass-Through Certificates, 6.50%, due 11/1/13 - 9/1/32                          AGY    AGY               109
      38     Pass-Through Certificates, 7.00%, due 7/1/17 & 7/1/29                           AGY    AGY                39
       7     Pass-Through Certificates, 7.50%, due 12/1/32                                   AGY    AGY                 8

FREDDIE MAC
      24     Pass-Through Certificates, 4.50%, due 8/1/18                                    AGY    AGY                24
      78     Pass-Through Certificates, 5.00%, due 5/1/18 & 8/1/33                           AGY    AGY                77
     167     Pass-Through Certificates, 5.50%, due 9/1/17 - 8/1/33                           AGY    AGY               169
     127     Pass-Through Certificates, 6.00%, due 4/1/17 - 12/1/33                          AGY    AGY               129
      72     Pass-Through Certificates, 6.50%, due 3/1/16 - 1/1/32                           AGY    AGY                76
      11     Pass-Through Certificates, 7.00%, due 6/1/32                                    AGY    AGY                11

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     625     Pass-Through Certificates, 4.50%, due 11/15/33 - 6/15/34                        AGY    AGY               606
     971     Pass-Through Certificates, 5.00%, due 7/15/33 - 5/15/35                         AGY    AGY               965
      42     Pass-Through Certificates, 5.50%, due 6/15/33                                   AGY    AGY                43
      34     Pass-Through Certificates, 6.00%, due 4/15/33                                   AGY    AGY                35
      16     Pass-Through Certificates, 6.50%, due 7/15/32                                   AGY    AGY                17
      12     Pass-Through Certificates, 7.00%, due 8/15/32                                   AGY    AGY                13
       4     Pass-Through Certificates, 7.50%, due 7/15/32                                   AGY    AGY                 4
                                                                                                                ---------

             TOTAL MORTGAGE-BACKED SECURITIES (COST $2,971)                                                         2,965
                                                                                                                ---------

CORPORATE DEBT SECURITIES (29.5%)
     100     Abitibi-Consolidated, Inc., Notes, 6.95%, due 4/1/08                            Ba3     BB-              101
      75     AES Corp., Secured Notes, 8.75%, due 5/15/13                                    Ba3     B+                83 **
     125     Alderwoods Group, Inc., Guaranteed Notes, 7.75%, due                             B2     B                132
             9/15/12
     100     Allied Waste North America, Inc., Guaranteed Senior Secured
             Notes, Ser. B, 9.25%, due 9/1/12                                                 B2     BB-              109
      75     Amerigas Partners L.P., Senior Unsecured Notes, 7.25%, due
             5/20/15                                                                          B2     BB-               80 **
     125     Arch Western Finance Corp., Senior Notes, 6.75%, due 7/1/13                     Ba3     BB-              128
      75     Associates Corp. NA, Senior Notes, 6.25%, due 11/1/08                           Aa1     AA-               79
      40     Bank of America Corp., Subordinated Notes, 6.80%, due

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                   NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING           VALUE t
($000's omitted)                                                                            Moody's S&P   ($000's omitted)
          3/15/28                                                                             Aa3    A+                47
      20  Bank One Corp., Subordinated Notes, 7.88%, due 8/1/10                               A1     A                 23
      20  Boeing Capital Corp., Senior Notes, 6.13%, due 2/15/33                              A3     A                 22
     125  Charter Communications Operating LLC, Senior Notes, 8.00%,
          due 4/30/12                                                                         B2     B-               127  **o
     125  Chesapeake Energy Corp., Senior Notes, 7.50%, due 9/15/13                           Ba3    BB-              135
      25  ChevronTexaco Corp., Debentures, 8.00%, due 8/1/32                                  Aa3    AA                35
     125  CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                                   B1     B+               135
      45  Coca-Cola Enterprises, Inc., Debentures, 6.95%, due                                 A2     A                 53
          11/15/26
      55  ConocoPhillips Corp., Notes, 8.75%, due 5/25/10                                     A3     A-                65
      25  Constellation Energy Group, Inc., Notes, 6.35%, due 4/1/07                         Baa1   BBB                26
     125  CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due                                B1     BB-              129
          7/15/09
     125  D. R. Horton, Inc., Guaranteed Senior Notes, 8.50%, due
          4/15/12                                                                             Ba1    BB+              136
      85  Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes,
          6.50%, due 11/15/13                                                                 A3    BBB                92
     125  Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes,
          8.50%, due 1/18/31                                                                  A3    BBB               160
     125  Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11                             B1     B+               147
     125  El Paso Natural Gas Co., Senior Notes, Ser. A, 7.63%, due
          8/1/10                                                                              B1     B                132
     125  Ferrellgas, L.P., Senior Notes, 6.75%, due 5/1/14                                   Ba3    B+               123
     150  Ford Motor Credit Co., Notes, 5.70%, due 1/15/10                                   Baa2    BB+              141
     125  Forest Oil Corp., Senior Notes, 8.00%, due 6/15/08                                  Ba3    BB-              134
      35  France Telecom SA, Notes, 8.50%, due 3/1/11                                         A3     A-                40
     125  Freescale Semiconductor, Senior Notes, 6.88%, due 7/15/11                           Ba2    BB+              132
      45  General Electric Capital Corp., Medium-Term Notes, Ser. A,
          6.00%, due 6/15/12                                                                  Aaa   AAA                48
      75  General Motors Acceptance Corp., Floating Rate Notes, 4.51%,
          due 10/17/05                                                                       Baa2    BB                74
     125  Georgia Gulf Corp., Senior Notes, 7.13%, due 12/15/13                               Ba3    BB-              131
      65  Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08                                Aa3    A+                64
     125  Hanover Equipment Trust 2001 B, Senior Secured Notes, Ser.
          B, 8.75%, due 9/1/11                                                                B2     B+               133
     125  HCA, Inc., Senior Unsecured Notes, 5.50%, due 12/1/09                               Ba2    BB+              124
     150  Host Marriott L.P., Senior Notes, Ser. M, 7.00%, due                                Ba3    B+               155
          8/15/12
      80  Household Finance Corp., Notes, 4.63%, due 1/15/08                                  A1     A                 80
      35  International Bank for Reconstruction & Development, Notes,
          3.63%, due 5/21/13                                                                  Aaa   AAA                34
     100  INVISTA, Notes, 9.25%, due 5/1/12                                                   B1     B+               110  **
     100  J.P. Morgan Chase & Co., Senior Notes, 3.63%, due 5/1/08                            Aa3    A+                98
     150  Jean Coutu Group (PJC), Inc., Senior Subordinated Notes,
          8.50%, due 8/1/14                                                                   B3     B                149
     125  Jefferson Smurfit Corp., Guaranteed Senior Notes, 8.25%, due
          10/1/12                                                                             B2     B                126
     125  K. Hovnanian Enterprises, Guaranteed Notes, 8.88%, due
          4/1/12                                                                              Ba2    B+               136
     125  L-3 Communications Corp., Guaranteed Senior Subordinated
          Notes, 7.63%, due 6/15/12                                                           Ba3    BB+              134
     125  Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13                              Ba3    B                133
     100  LIN Television Corp., Senior Subordinated Notes, 6.50%, due
          5/15/13                                                                             B1     B                 97
      60  Lyondell Chemical Co., Guaranteed Senior Notes, 9.50%, due
          12/15/08                                                                            B1     BB-               64
     125  Meditrust, Notes, 7.00%, due 8/15/07                                                Ba3    BB-              128
     120  Merrill Lynch & Co., Notes, 5.00%, due 1/15/15                                      Aa3    A+               120

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                   NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING           VALUE t
($000's omitted)                                                                            Moody's S&P   ($000's omitted)

     125      MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09                          Ba2    BB               125
     125      Mohegan Tribal Gaming Authority, Senior Subordinated Notes,
              6.38%, due 7/15/09                                                              Ba3    B+               127
     125      MSW Energy Holdings LLC, Secured Notes, Ser. B, 8.50%, due
              9/1/10                                                                          Ba3    BB-              134
     125      Nalco Co., Senior Notes, 7.75%, due 11/15/11                                     B2    B-               133
     125      Navistar International Corp., Senior Notes, 7.50%, due
              6/15/11                                                                         Ba3    BB-              129
     125      Newfield Exploration Co., Senior Subordinated Notes, 8.38%,
              due 8/15/12                                                                     Ba3    BB-              136
     125      Nextel Communications, Inc., Senior Notes, 6.88%, due
              10/31/13                                                                       Baa2    BB               134
      25      Norfolk Southern Corp., Senior Notes, 6.00%, due 4/30/08                       Baa1   BBB+               26
      15      Norfolk Southern Corp., Bonds, 7.80%, due 5/15/27                              Baa1   BBB+               19
     105      Norske Skog Canada, Ltd., Guaranteed Senior Notes, Ser. D,
              8.63%, due 6/15/11                                                              Ba3    BB-              109
     125      NRG Energy, Inc., Secured Notes, 8.00%, due 12/15/13                             B1    B                134  **
     125      Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due
              7/15/11                                                                         Ba3    BB-              133
     125      Owens-Brockway Glass Container, Inc., Guaranteed Senior
              Notes, 8.25%, due 5/15/13                                                        B2    B                135
      75      PerkinElmer, Inc., Guaranteed Notes, 8.88%, due
              1/15/13                                                                         Ba2    BB-               84
      50      PNC Funding Corp., Guaranteed Senior Notes, 5.75%, due
              8/1/06                                                                           A2    A-                51
      50      Province of Ontario, Senior Unsubordinated Notes, 5.50%, due
              10/1/08                                                                         Aa2    AA                52
      25      Quebec Province, Debentures, 7.50%, due 9/15/29                                  A1    A+                34
      80      Republic of Italy, Senior Unsubordinated Notes, 5.25%, due
              4/5/06                                                                           Aa2   AA-               81
     125      Salem Communications Holding Corp., Guaranteed Senior
              Subordinated Notes, Ser. B, 9.00%, due 7/1/11                                     B2   B-               133
     100      Scotts Miracle-Gro Co., Senior Subordinated Notes, 6.63%,
              due 11/15/13                                                                     Ba2   B+               103
     125      Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08                              B1   BB-              135
     125      Service Corp., International, Senior Notes, 7.70%, due
              4/15/09                                                                          Ba3   BB               134
     125      Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11                          Ba2   BB               131
      30      Southern Power Co., Senior Notes, Ser. B, 6.25%, due                            Baa1  BBB+               32
              7/15/12
     125      Speedway Motorsports, Inc., Senior Subordinated Notes,
              6.75%, due 6/1/13                                                                Ba2   B+               129
      50      Sprint Capital Corp., Guaranteed Notes, 6.00%, due                              Baa3  BBB-               51
              1/15/07
     125      Stena AB, Senior Notes, 9.63%, due 12/1/12                                      Ba3    BB-              138
     100      Sungard Data Systems, Inc., Senior Unsecured Notes, 9.13%,
              due 8/15/13                                                                      B3    B-               104  **L
      55      Target Corp., Senior Unsecured Notes, 7.50%, due 8/15/10                         A2    A+                62
     100      Time Warner, Inc., Guaranteed Notes, 6.15%, due 5/1/07                         Baa1   BBB+              103
     125      Toll Corp., Senior Subordinated Notes, 8.25%, due                               Ba2    BB+              135
              12/1/11
     100      TXU Corp., Notes, 4.80%, due 11/15/09                                           Ba1    BB+               98  **
      75      Tyco International Group SA, Guaranteed Senior Notes,
              6.75%, due 2/15/11                                                             Baa3   BBB                82
      40      Tyson Foods, Inc., Notes, 8.25%, due 10/1/11                                   Baa3   BBB                47
      40      United Mexican States, Notes, 8.38%, due 1/14/11                               Baa1   BBB                46
     125      Valmont Industries, Inc., Guaranteed Notes, 6.88%, due
              5/1/14                                                                          Ba3    B+               126
      75      Ventas Realty Corp., Senior Notes, 6.75%, due                                   Ba3    BB                78  **
              6/1/10

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                    NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING           VALUE t
($000's omitted)                                                                            Moody's S&P   ($000's omitted)


     45       Verizon Global Funding Corp., Senior Notes, 7.38%, due                          A2     A+                52
              9/1/12
     125      Vintage Petroleum Inc., Senior Notes, 8.25%, due 5/1/12                        Ba3    BB-               135
     75       Wells Fargo Co., Subordinated Notes, 6.25%, due 4/15/08                        Aa2     A+                78
                                                                                                                ---------

              TOTAL CORPORATE DEBT SECURITIES (COST $8,718)                                                         8,792
                                                                                                                ---------

FOREIGN GOVERNMENT SECURITIES^^ (15.4%)
    EUR 50   Belgium Kingdom, Bonds, 3.00%, due 3/28/10                                      Aa1    AA+                62
    EUR 25   Bundesobligation, Bonds, 4.00%, due 2/16/07                                     Aaa    AAA                31
    EUR 70   Bundesrepublic Deutschland, Bonds, 5.00%, due 7/4/12                            Aaa    AAA                96
   CAD 150   Canadian Government, Bonds, 7.25%, due 6/1/07                                          AAA               131
    CAD 40   Canadian Government, Bonds, 8.00%, due 6/1/27                                          AAA                50
   EUR 495   Government of France, Bonds, 7.75%, due 10/25/05                                Aaa    AAA               608  o
JPY 27,000   Inter-American Development Bank, 1.90%, due 7/8/09                              Aaa    AAA               256
JPY 18,000   Japan Development Bank, Bonds, 1.40%, due 6/20/12                               Aaa     AA-              167
 JPY 8,000   Japan Development Bank, Bonds, 1.05%, due 6/20/23                               Aaa     AA-               62
JPY 20,000   Japan Financial Corp., Global Notes, 1.55%, due 2/21/12                         Aaa     AA-              187
   EUR 400   Netherlands Government, Bonds, 5.25%, due 7/15/08                               Aaa    AAA               524
JPY 17,000   Quebec Province, Bonds, 1.60%, due 5/9/13                                               A+               157
JPY 23,000   Republic of Austria, Bonds, 3.75%, due 2/3/09                                   Aaa    AAA               229
   EUR 345   Republic of Germany, Bonds, 5.50%, due 1/4/31                                   Aaa    AAA               539
JPY 42,000   Republic of Italy, Bonds, 1.80%, due 2/23/10                                    Aa2     AA-              397
   EUR 450   Spain Government, Bonds, 5.00%, due 7/30/12                                     Aaa    AAA               615
   SEK 400   Swedish Government, Bonds, 5.50%, due 10/8/12                                   Aaa    AAA                60
    GBP 65   U K Treasury, Bonds, 8.50%, due 12/7/05                                         Aaa    AAA               116
    GBP 70   U K Treasury, Bonds, 5.75%, due 12/7/09                                         Aaa    AAA               131
    GBP 70   U K Treasury, Bonds, 8.00%, due 6/7/21                                          Aaa    AAA               174
                                                                                                                ---------

             TOTAL FOREIGN GOVERNMENT SECURITIES (COST $4,235)                                                      4,592
                                                                                                                ---------

CONVERTIBLE BONDS (2.1%)
       75    Agere Systems, Unsecured Notes, 6.50%, due 12/15/09                              B3     B                 75
       75    Bristol-Myers Squibb, Floating Rate Notes, 2.91%, due                            A1     A+                74
             9/15/23
       75    Echostar Communications Corp., Subordinated Notes, 5.75%,
             due 5/15/08                                                                      B2     B                 74
       75    Edwards Lifescience Corp., Senior Notes, 3.88%, due                                                       77  ^
             5/15/33
       65    Lamar Advertising Co., Senior Notes, 2.88%, due 12/31/10                         B2     B                 68
       125   Nortel Networks Corp., Notes, 4.25%, due 9/1/08                                  B3     B-               117
       75    SCI Systems, Inc., Subordinated Notes, 3.00%, due                                B1     B                 70
             3/15/07
       75    Thermo Electron Corp., Subordinated Debentures, 3.25%, due
             11/1/07                                                                         Baa3   BBB                73
                                                                                                                ---------

             TOTAL CONVERTIBLE BONDS (COST $632)                                                                      628
                                                                                                                ---------

REPURCHASE AGREEMENTS (2.9%)
      850     State Street Bank and Trust Co. Repurchase Agreement, 3.10%,
              due 8/1/05, dated 7/29/05, Maturity Value $850,220
              Collateralized by $850,000 Fannie Mae, 2.88%, due 10/15/05
              (Collateral Value $880,599) (COST $850)                                                                 850  #
                                                                                                                ---------


NUMBER OF SHARES
SHORT-TERM INVESTMENTS (1.1%)
     233,368  Neuberger Berman Prime Money Fund Trust Class                                                           233  @
      98,602  Neuberger Berman Securities Lending Quality Fund, LLC                                                    99  ++

SEE NOTES TO SCHEDULE OF INVESTMENTS


                                                                                    NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)
SCHEDULE OF INVESTMENTS Strategic Income Fund cont'd
----------------------------------------------------

PRINCIPAL AMOUNT                                                                              RATING           VALUE t
($000's omitted)                                                                            Moody's S&P   ($000's omitted)


                                                                                                                ---------

                    TOTAL WARRANTS (COST $332)                                                                        332  #
                                                                                                                ---------
                    TOTAL INVESTMENTS (99.2%) (COST $27,749)                                                       29,606  ##

                    CASH, RECEIVABLES AND OTHER ASSETS,
                        less liabilities (0.8%)                                                                       240  @@
                                                                                                                ---------

                    TOTAL NET ASSETS                                                                              $29,846
                                                                                                                ---------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

t Investments in equity securities by Neuberger Berman Strategic Income Fund (the "Fund") are valued at the latest sale price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities by a method the Board of Trustees of Neuberger Berman Income Funds (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities using an analysis based on multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#     At cost, which approximates market value.

## At July 31, 2005, the cost of investments for U.S. Federal income tax purposes was $27,749,000. Gross unrealized appreciation of investments was $2,083,000 and gross unrealized depreciation of investments was $226,000, resulting in net unrealized appreciation of $1,857,000, based on cost for U.S. Federal income tax purposes.

*     Non-income producing security.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At July 31, 2005, these securities amounted to $814,000 or 2.7% of net assets for the Fund.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

For more information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

++++ The following securities were held in escrow at July 31, 2005, to cover outstanding call options written:


                                                                          MARKET VALUE OF     PREMIUM ON      MARKET VALUE
NEUBERGER BERMAN             SHARES   SECURITIES AND OPTIONS                   SECURITIES        OPTIONS        OF OPTIONS


STRATEGIC INCOME           1,500      American Express                            $83,000         $2,000            $1,000
                                      January 2006 @ 60
                           1,500      Burlington Resources                         96,000          3,000            11,000
                                      November 2005 @ 60
                           1,500      Diageo PLC ADR                               83,000          1,000             1,000
                                      January 2006 @ 60
                           2,000      Dover Corp.                                  82,000          1,000             1,000
                                      December 2005 @ 45
                           3,000      Duke Energy                                  89,000          1,000             1,000
                                      January 2006 @ 32.50
                           1,000      Exxon Mobil                                  59,000          2,000             1,000
                                      January 2006 @ 65
                           2,000      Freeport-McMoran Copper & Gold               81,000          1,000             2,000
                                      November 2005 @ 45
                           1,000      General Dynamics                            115,000          1,000             2,000
                                      November 2005 @ 120
                           3,500      Intel Corp.                                  95,000          2,000             4,000
                                      October 2005 @ 27.50
                           3,000      Jackson Hewitt Tax Service                   76,000          1,000             5,000
                                      October 2005 @ 25
                           3,500      North Fork Bancorp                           96,000          3,000             1,000
                                      November 2005 @ 32.50
                           1,500      Praxair, Inc.                                74,000          3,000             3,000
                                      October 2005 @ 50
                           1,000      Schlumberger Ltd.                            83,000          1,000             5,000
                                      August 2005 @ 80
                           4,000      Sprint Corp.                                108,000          2,000             4,000
                                      November 2005 @ 27.50
                           500        Rio Tinto                                    66,000          1,000             1,000
                                      October 2005 @ 145
                           2,500      Vodafone Group ADR                           90,000          1,000                 0
                                      October 2005 @ 30



^^ Principal amount is stated in the currency in which the security is denominated.

      CAD= Canadian Dollar
      EUR = Euro Currency
      GBP = Great Britain Pound
      JPY = Japanese Yen
      SEK   = Swedish Krona

^     Not rated by a nationally recognized statistical rating organization.

For more information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

E     All or a portion of this security is on loan.

oo All or a portion of this security is segregated as collateral for when-issued purchase commitments and/or financial futures contracts margin.

L All or a portion of this security was purchased on a when-issued basis. At July 31, 2005, these securities amounted to $104,000.



@@    At July 31, 2005, open forward contracts for the Fund were as follows:


                                                                                                        NET UNREALIZED
                                    CONTRACTS TO     IN EXCHANGE        SETTLEMENT                        APPRECIATION
SELL                                     DELIVER             FOR              DATE             VALUE    (DEPRECIATION)

Australian Dollar                     76,000 AUD        $57,304           10/19/05          $ 57,446           $ (142)

Canadian Dollar                      170,000 CAD        139,975           10/19/05           138,989               986
Euro Dollar                        2,205,000 EUR      2,673,122           10/19/05         2,683,770          (10,648)
Japanese Yen                     160,716,000 JPY      1,447,892           10/19/05         1,443,488             4,404
Pound Sterling                       189,000 GBP        332,035           10/19/05           331,856               179

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 28, 2005